As Filed with the Securities and Exchange Commission on April 30, 2010.

Registration Nos.: 33-57166

811-7434

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [25]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. [27]

THE STRATTON FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Address of Principal Executive Offices including Zip Code)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Name and Address of Agent for Service)

With copies to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock

[Outside Front Cover]

Stratton Multi-Cap Fund, Inc. – STRGX

Stratton Real Estate Fund, Inc. – STMDX

Stratton Small-Cap Value Fund – STSCX

LOGO

PROSPECTUS

MAY 1, 2010

STRATTON

Mutual Funds

Stability • Strategy • Success

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise. An investment in a Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

STRATTON MULTI-CAP FUND SUMMARY SECTION

Investment Objective

The fund seeks long-term growth of capital. The fund also seeks current income from interest and dividends as a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.44%

Total Fund Operating Expenses	1.19%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$121	$378	$654	$1,443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30.91% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in common stocks, including dividend-paying stocks, of well-established U.S. companies that the advisor believes are undervalued. These value stocks appear to be under-priced based on traditional measures such as lower price-to-earnings and price-to-book ratios. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. The fund does not limit investments to companies of any particular size, and may invest in securities of companies with small to large capitalizations.

STRATTON MULTI-CAP FUND SUMMARY SECTION

The advisor employs a two-part investment process that combines quantitative and qualitative research methods. Quantitatively, the advisor focuses on valuation, earnings momentum and, as a confirming factor, relative price strength. Fundamental valuation is the largest component of the quantitative aspect of the investment process and focuses on each company’s valuation relative to its peers. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

All of the above mentioned characteristics are reviewed when eliminating a stock from the portfolio if, when compared to its peers, a stock has unfavorable future prospects. The advisor regularly reviews economic and social conditions in an effort to ensure that the fund’s portfolio has the greatest possible potential for capital growth, consistent with reasonable levels of risk. The fund hopes to achieve steady, stable growth of principal and dividend income.

Principal Investment Risks

There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•

Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•	Small-cap stock risk, or the risk that the fund’s investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.

•	Manager risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

STRATTON MULTI-CAP FUND SUMMARY SECTION

Investment Results

The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare to those of the S&P 500 Index and the Russell 3000® Value Index. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.

Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were:

Highest:	21.62%	December 31, 2003
Lowest:	(21.97%)	December 31, 2008

STRATTON MULTI-CAP FUND SUMMARY SECTION

Average Annual Total Returns for Periods Ending December 31, 2009

	1 Year	5 Years		10 Years
Return Before Taxes	24.84%	1.08%		6.96%
Return After Taxes on Distributions	24.73%	0.31%		5.94%
Return After Taxes on Distributions and Sale of Fund Shares	16.29%	1.03%		5.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%		(0.95%	)
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	19.76%	(0.24%	)	2.88%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 5 year average annual return after taxes on distributions and sale of fund shares is higher than the 5 year average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole. The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Index is comprised of the 3000 largest companies in the U.S. equity market and represents approximately 98% (as of December 31, 2009) of the investable U.S. equity market.

Management

Investment Advisor

Stratton Management Company.

Portfolio Manager

James W. Stratton and James A. Beers are primarily responsible for the day-to-day investment management of the fund. Mr. Stratton, Chief Investment Officer of the advisor, has managed the fund since its inception in 1972. Mr. Beers, Chief Executive Officer of the advisor, has managed the fund since 2010.

STRATTON MULTI-CAP FUND SUMMARY SECTION

Purchase and Sale of Shares

Your purchase of fund shares is subject to the following minimum investment amounts:

Minimum Investment To Open Account	Non-retirement accounts: $2,000
Retirement accounts: No minimum
Minimum Subsequent Investment (Non-Automatic Investment Plan Members)	Non-retirement accounts: $100
Retirement accounts: No minimum
Minimum Subsequent Investment (Automatic Investment Plan Members)	Non-retirement accounts: $100
Retirement accounts: Not available

You may purchase or redeem fund shares through your financial intermediary or by contacting the fund: (i) by telephone at (800) 634-5726; or (ii) in writing c/o PNC Global Investment Servicing, P.O. Box 9801, Providence, RI 02940-9692, or, if using express delivery, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427.

Tax Information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

STRATTON REAL ESTATE FUND* SUMMARY SECTION

Investment Objective

The fund seeks total return through investment in real estate securities. In pursuing total return, the fund will emphasize both capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.625%
Distribution (12b-1) Fees	None
Other Expenses	0.505%

Total Fund Operating Expenses	1.13%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19.08% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate related companies, or in companies which own

*	Stratton Monthly Dividend REIT Shares, Inc. changed its name to Stratton Real Estate Fund, Inc., and changed its investment objective, effective September 30, 2009.

STRATTON REAL ESTATE FUND SUMMARY SECTION

significant real estate assets at the time of purchase (“real estate companies”) and may include Real Estate Investment Trusts (“REITs”). A real estate company generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.

Examples of companies that might be included in the Stratton Real Estate Fund portfolio are, but are not limited to, the following: REITs; real estate operating companies; homebuilders; companies engaged in the construction, distribution, sale and financing of manufactured housing; hotel and hotel management companies; real estate brokerage companies and/or management companies; financial institutions that make or service mortgage loans; manufacturers or distributors of construction materials and/or building supplies; mortgage or title insurance companies; lumber, paper, forest product, timber and mining and oil companies; companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains.

The fund may invest in equity securities of issuers of any size and debt securities of any maturities. The fund may invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depository receipts for such securities.

Principal Investment Risks

There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•	Investment category risk, or the risk that the fund’s concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund.

•

Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•	Small-cap stock risk, or the risk that the fund’s investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies.

•

Foreign securities risk, or the risk that the fund’s investment may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of markets.

•

Debt securities risk, or the risk that the value of the debt security will fall if interest rates rise or as a result of other factors including the performance of the issuer, the market perception of the issuer or general economic conditions. Debt securities having longer maturities involve greater risk of fluctuations in value.

STRATTON REAL ESTATE FUND SUMMARY SECTION

•	Manager risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

Investment Results

The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare to those of the S&P 500 Index and the FTSE NAREIT Equity Index. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.

Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were:

Highest:	32.87%	September 30, 2009
Lowest:	(34.19%)	December 31, 2008

STRATTON REAL ESTATE FUND SUMMARY SECTION

Average Annual Total Returns for Periods Ending on December 31, 2009

	1 Year	5 Years		10 Years
Return Before Taxes	33.90%	1.07%		10.37%
Return After Taxes on Distributions	31.53%	(1.27%	)	7.80%
Return After Taxes on Distributions and Sale of Fund Shares	21.50%	0.38%		8.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%		(0.95%	)
FTSE NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)	27.99%	0.36%		10.63%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 5 and 10 year average annual returns after taxes on distributions and sale of fund shares are higher than the 5 and 10 year average annual returns after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole. The FTSE NAREIT Equity Index is an unmanaged market-capitalization-weighted index of all tax-qualified equity REITs listed on the NYSE, AMEX and NASDAQ that have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. As of December  31, 2009, the FTSE NAREIT Equity Index was comprised of 115 REITs.

Management

Investment Advisor

Stratton Management Company.

Portfolio Manager

The final selection of stocks for the fund’s portfolio is made by James A. Beers, Chief Executive Officer of the advisor. Mr. Beers has managed the fund since 2000.

STRATTON REAL ESTATE FUND SUMMARY SECTION

Purchase and Sale of Shares

Your purchase of fund shares is subject to the following minimum investment amounts:

Minimum Investment To Open Account	Non-retirement accounts: $2,000
Retirement accounts: No minimum
Minimum Subsequent Investment (Non-Automatic Investment Plan Members)	Non-retirement accounts: $100
Retirement accounts: No minimum
Minimum Subsequent Investment (Automatic Investment Plan Members)	Non-retirement accounts: $100
Retirement accounts: Not available

You may purchase or redeem fund shares through your financial intermediary or by contacting the fund: (i) by telephone at (800) 634-5726; or (ii) in writing c/o PNC Global Investment Servicing, P.O. Box 9801, Providence, RI 02940-9692, or, if using express delivery, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427.

Tax Information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

STRATTON SMALL-CAP VALUE FUND SUMMARY SECTION

Investment Objective

The fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	0.38%

Total Fund Operating Expenses	1.28%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,545

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23.53% of the average value of its portfolio.

Principal Investment Strategies

The fund invests, under normal circumstances, at least 80% of its assets (measured at the time of purchase) in common stock and securities convertible into common stock of small-capitalization

STRATTON SMALL-CAP VALUE FUND SUMMARY SECTION

companies. Small-cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of the largest company in the Russell 2000® Index. These common stocks are of well-established U.S. companies that the advisor believes are under-priced based on traditional measures of valuation such as price-to-cash flow and price-to-earnings ratios.

Generally, small company stocks are considered more volatile than large company stocks because small companies have limited product lines and financial resources. Stocks of these companies may experience more abrupt price movements than larger cap stocks.

The advisor employs a two-part investment process that combines quantitative and qualitative research methods. Quantitatively, the advisor focuses on valuation, earnings momentum and, as a confirming factor, relative price strength. Fundamental valuation is the largest component of the quantitative aspect of the investment process and focuses on each company’s valuation relative to its peers. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

Securities in the portfolio that the advisor may sell are those stocks with either excessive valuation relative to their peers or stocks that have poor earnings prospects relative to their peers.

Principal Investment Risks

There are risks involved with any investment, but the risks associated with an investment in this fund include:

•	Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.

•	Investment category risk, or the risk that the fund’s concentration in small-cap securities may produce a greater risk of loss than a non-concentrated mutual fund.

•	Small-cap stock risk, or the risk that the fund’s investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to large companies.

•

Real estate market and REIT risk, or the risk that your investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.

•	Manager risk, or the risk that the portfolio manager’s strategy may fail to produce the intended results.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.

STRATTON SMALL-CAP VALUE FUND SUMMARY SECTION

Investment Results

The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare to those of the Russell 2000® Index and the Russell 2000® Value Index. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 634-5726.

Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were:

Highest:	21.26%	June 30, 2003
Lowest:	(21.73%)	December 31, 2008

STRATTON SMALL-CAP VALUE FUND SUMMARY SECTION

Average Annual Total Returns for Periods Ending on December 31, 2009

	1 Year	5 Years		10 Years
Return Before Taxes	17.87%	1.55%		9.77%
Return After Taxes on Distributions	17.87%	1.31%		9.39%
Return After Taxes on Distributions and Sale of Fund Shares	11.61%	1.34%		8.62%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%		3.51%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	(0.01%	)	8.27%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 5 year average annual return after taxes on distributions and sale of fund shares is higher than the 5 year average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

The Russell 2000® Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 8% of the Russell 3000® Index total market capitalization. The Russell 3000® Index represents approximately 98% (as of December 31, 2009) of the investable U.S. equity market. The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Management

Investment Advisor

Stratton Management Company.

Portfolio Manager

The final selection of stocks for the fund’s portfolio is made by Gerald M. Van Horn, CFA, Portfolio Manager and Senior Vice President of the advisor. Mr. Van Horn has managed the fund since 2000.

STRATTON SMALL-CAP VALUE FUND SUMMARY SECTION

Purchase and Sale of Shares

Your purchase of fund shares is subject to the following minimum investment amounts:

Minimum Investment To Open Account	Non-retirement accounts: $2,000
Retirement accounts: No minimum
Minimum Subsequent Investment (Non-Automatic Investment Plan Members)	Non-retirement accounts: $100
Retirement accounts: No minimum
Minimum Subsequent Investment (Automatic Investment Plan Members)	Non-retirement accounts: $100
Retirement accounts: Not available

You may purchase or redeem fund shares through your financial intermediary or by contacting the fund: (i) by telephone at (800) 634-5726; or (ii) in writing c/o PNC Global Investment Servicing, P.O. Box 9801, Providence, RI 02940-9692, or, if using express delivery, c/o PNC Global Investment Servicing, 101 Sabin Street, Pawtucket, RI 02860-1427.

Tax Information

The fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund’s financial performance during the past five years. Certain information reflects financial results for a single fund share. The total returns represent how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, whose report, along with the funds’ financial statements, is incorporated by reference into the statement of additional information and is included in the funds’ Annual Report to Shareholders dated December 31, 2009 which may be obtained free of charge by calling (800) 634-5726.

Stratton Multi-Cap Fund

	Years Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Year	$26.70	$44.64	$41.82	$44.35	$40.69

Income From Investment Operations
Net investment income	0.17	0.11	0.27	0.21	0.07
Redemption fees	— [1]	0.09	— [1]	0.07	0.02
Net gains (losses) on securities (both realized and unrealized)	6.46	(16.85)	7.47	0.06	5.71

Total From Investment Operations	6.63	(16.65)	7.74	0.34	5.80

Less Distributions
Dividends (from net investment income)	(0.17)	(0.19)	(0.19)	(0.21)	(0.07)
Distributions (from capital gains)	—	(1.07)	(4.73)	(2.66)	(2.07)
Distributions (in excess of net investment income)	(0.03)	—	—	—	—
Distributions (in excess of capital gains)	—	(0.03)	—	—	—

Total Distributions	(0.20)	(1.29)	(4.92)	(2.87)	(2.14)

Net Asset Value, End of Year	$33.13	$26.70	$44.64	$41.82	$44.35

Total Return	24.84%	(38.32%)	18.76%	0.77%	14.49%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$73,020	$74,765	$101,169	$99,532	$173,405
Ratio of expenses to average net assets	1.19%	1.07%	1.06%	1.06%	1.08%
Ratio of net investment income to average net assets	0.54%	0.35%	0.42%	0.40%	0.17%
Portfolio turnover rate	30.91%	70.49%	25.68%	31.04%	29.22%

[1]	Amount represents less than $0.01 per share.

Stratton Real Estate Fund

	Years Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Year	$17.19	$28.57	$38.86	$34.35	$36.86

Income From Investment Operations
Net investment income	0.59	0.97	0.95	0.89	0.94
Redemption fees	0.01	— [1]	— [1]	— [1]	0.01
Net gains (losses) on securities (both realized and unrealized)	4.83	(8.57)	(6.36)	8.47	0.52

Total From Investment Operations	5.43	(7.60)	(5.41)	9.36	1.47

Less Distributions
Dividends (from net investment income)	(0.59)	(0.97)	(0.95)	(0.89)	(0.94)
Distributions (from capital gains)	—	(2.79)	(3.93)	(3.96)	(3.04)
Return of capital	(0.16)	(0.02)	—	—	—

Total Distributions	(0.75)	(3.78)	(4.88)	(4.85)	(3.98)

Net Asset Value, End of Year	$21.87	$17.19	$28.57	$38.86	$34.35

Total Return	33.90%	(30.34%)	(15.35%)	28.32%	4.11%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$74,307	$68,060	$104,574	$165,451	$153,344
Ratio of expenses to average net assets	1.13%	1.00%	0.92%	0.91%	0.95%
Ratio of net investment income to average net assets	3.61%	3.64%	2.75%	2.36%	2.49%
Portfolio turnover rate	19.08%	17.54%	16.85%	20.20%	5.36%

[1]	Amount represents less than $0.01 per share.

Stratton Small-Cap Value Fund

	Years Ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Year	$34.25	$46.14	$48.43	$43.28	$40.33

Income From Investment Operations
Net investment income (loss)	(0.04)	(0.05)	0.11	(0.02)	(0.07)
Redemption fees	0.01	0.01	0.01	0.01	0.02
Net gains (losses) on securities (both realized and unrealized)	6.15	(11.85)	(1.10)	5.97	4.43

Total From Investment Operations	6.12	(11.89)	(0.98)	5.96	4.38

Less Distributions
Dividends (from net investment income)	—	—	(0.10)	—	—
Distributions (from capital gains)	—	—	(1.21)	(0.81)	(1.43)

Total Distributions	—	—	(1.31)	(0.81)	(1.43)

Net Asset Value, End of Year	$40.37	$34.25	$46.14	$48.43	$43.28

Total Return	17.87%	(25.77%)	(2.20%)	13.82%	10.86%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$855,576	$664,594	$712,132	$736,934	$355,413
Ratio of expenses to average net assets	1.28%	1.22%	0.87%	1.21%	1.28%
Ratio of net investment income (loss) to average net assets	(0.12%)	(0.12%)	0.21%	(0.06%)	(0.25%)
Portfolio turnover rate	23.53%	26.14%	19.07%	29.41%	15.49%

INVESTMENT POLICIES and RISK CONSIDERATIONS

This prospectus offers shares of the following Stratton mutual funds: Multi-Cap Fund, Inc., Real Estate Fund, Inc. and Small-Cap Value Fund, a separate series of The Stratton Funds, Inc. (each a “fund” and together, the “funds”). Shareholders should be aware that, by combining the prospectus of each fund into this one document, there is the possibility that one fund may become liable for any misstatements in the prospectus about another fund. To the extent that a fund incurs such liability, a shareholder’s investment in such fund could be adversely affected.

The investment objective of the Multi-Cap Fund is fundamental, which means it cannot be changed without the vote of a majority of the fund’s shares. The investment objectives of the Real Estate and Small-Cap Value Funds are not fundamental, which means they can be changed by each fund’s Board of Directors.

Unless otherwise stated in this prospectus or the statement of additional information, each fund’s investment policies are not fundamental. However, the funds intend to notify shareholders before making any material change in policy or restriction, with at least 60 days notice before changing the 80% investment policy with respect to the Real Estate and Small-Cap Value Funds.

Each fund’s fundamental investment restrictions are listed in the statement of additional information.

Risk Considerations

Some of the risks of investing in the funds are set forth below. Additional risk considerations are disclosed in the statement of additional information.

Stock Market Risk

Since the funds purchase equity securities, they are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies’ securities may decline in response. These factors contribute to price volatility. In addition, many of the equity securities purchased by the funds are common stocks. Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

Manager Risk

Each fund invests in securities that the advisor believes have strong potential to meet that fund’s investment objective. The advisor’s investment approach for a fund may be out of favor at times, causing a fund to underperform other mutual funds that also seek the same investment objective but use different approaches to the stock selection and portfolio construction process.

Small-Cap Stock Risk

The funds may, from time to time, in accordance with their respective investment policies, invest in small-cap companies. The Small-Cap Value Fund focuses its investments in small-cap companies and, as a result, developments affecting companies with small capitalizations will likely have a magnified effect on the Small-Cap Value Fund’s net asset value and total return. Investments in small-cap companies have certain risks associated with them. First and foremost is their greater earnings and price volatility in comparison to large companies. Earnings risk is partially due to the more concentrated nature of small company business lines.

The Small-Cap Value Fund attempts to counteract these concerns about investing in small-cap companies by using strict purchase criteria. In order to be considered a buy candidate, companies must be characterized as being undervalued relative to their industry peers. Historically, undervalued small companies have had a lower risk profile than the overall small-capitalization market.

REIT Risk

The funds may, from time to time, in accordance with their respective investment policies, invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended or by changes in interest rates. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the Investment Company Act of 1940, as amended.

REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Each fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the funds’ distributions may also be designated as a return of capital. For more information, please see the discussion under “Tax Treatment.”

Debt Securities Risk

The funds may, from time to time, in accordance with their respective investment policies, invest in debt securities. Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Foreign Securities Risk

The funds may, from time to time, in accordance with their respective investment policies, invest in foreign securities. Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property. Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

Temporary Investments

Although each fund normally seeks to remain fully invested in equity securities and, with respect to the Real Estate and Small-Cap Value Funds, to otherwise meet its 80% investment policy requirement, each fund may invest temporarily up to 100% of its assets in certain short-term fixed income securities. Such securities may be used, among other reasons, to invest uncommitted cash balances temporarily, to maintain liquidity to meet shareholder redemptions, or as a defensive measure to attempt to protect capital. These securities include, but are not limited to, obligations of the U.S. government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances, repurchase agreements and money market instruments. When a fund invests for defensive purposes, the fund may not achieve its investment objective.

For temporary defensive purposes, the funds may invest, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. To the extent such investments are made, the funds may not achieve their investment objectives.

Disclosure of Portfolio Holdings

A description of the funds’ policies regarding the disclosure of the funds’ portfolio holdings can be found in the statement of additional information. The funds publish on their website, www.strattonfunds.com, a complete list of each fund’s month-end portfolio holdings, top five industry categories, total net assets, and the total number of portfolio holdings by the fifth business day of the following month. This information will be available on the website until the date on which a fund files its next portfolio holdings report on either Form N-CSR or Form N-Q with the Securities and Exchange Commission (“SEC”).

ADVISOR

Stratton Management Company is an investment advisor registered with the SEC located at Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050.

The advisor provides investment advisory services for a variety of individuals and institutions, and had approximately $2.2 billion in assets under management as of December 31, 2009.

James W. Stratton and James A. Beers co-manage the Multi-Cap Fund. Mr. Stratton, Chief Investment Officer of the advisor and Chairman of the Board of Directors of Stratton Mutual Funds, has been responsible for the day-to-day investment management of the Multi-Cap Fund since its inception in 1972. Mr. Beers has managed the fund since 2010. He has been Chief Executive Officer of the advisor since 2008, President of the advisor from 2006 to 2008 and Vice President of the advisor from 1997 to 2006. Effective July 31, 2010, Mr. Beers will be primarily responsible for the management of the Multi-Cap Fund.

The final selection of stocks for the Real Estate Fund portfolio is made by James A. Beers, President of the Real Estate Fund. He has managed the fund since 2000.

The final selection of stocks for the Small-Cap Value Fund portfolio is made by Gerald M. Van Horn, CFA, President of the Small-Cap Value Fund. Mr. Van Horn has managed the fund since 2000. He has served as a Portfolio Manager of the advisor since 2000 and as Senior Vice President of the advisor since 2008.

The statement of additional information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each fund.

The Investment Advisory Agreements between each fund and the advisor were approved by the funds’ Board of Directors on June 10, 2009. A discussion regarding the basis for the Board of Directors’ approval of the Investment Advisory Agreements between each fund and the advisor is available in the funds’ Semi-Annual Report to Shareholders for the semi-annual period June 30, 2009.

Advisory Fee

Pursuant to Investment Advisory Agreements, the advisor provides an investment program in accordance with each fund’s investment policies, limitations and restrictions. Each fund pays the advisor a management fee which is calculated daily and paid monthly. Each fund’s Investment Advisory Agreement spells out the management fee and other expenses that the fund must pay. For the fiscal year ended December 31, 2009, the Multi-Cap Fund, Real Estate Fund and Small-Cap Value Fund paid the advisor a management fee of 0.75%, 0.625% and 0.90% of each fund’s respective average daily net assets.

PRICING FUND SHARES

Fund share pricing is based upon net asset value (“NAV”). The NAV per share of each fund is determined once each business day as of the close of regular trading hours (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”). Such determination will be made by dividing the value of all securities and other assets (including dividends accrued but not collected) less any liabilities (including accrued expenses) by the total number of shares outstanding.

Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices.

Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker.

Securities for which market quotations are not readily available will be valued at their “fair value” in good faith. For these purposes “fair value” means the price that the advisor reasonably expects the funds could receive from an arm’s-length buyer upon the current sale of the securities within 7 days, after considering all appropriate factors and indications of value available to them. The advisor will monitor on a daily basis market changes that may affect such valuation. In the event the fair value of a portfolio security is determined, such action will be promptly reported to the Valuation Committee of the Board of Directors. The reports include the basis for the pricing determinations made by the advisor. The Valuation Committee is authorized to take such further actions as it deems appropriate in the interest of the funds and their respective shareholders in light of the information it receives. The advisor will regularly test the accuracy of the fair value price of a security by comparing the price with values that are available from other sources, including actual trade prices and quotations from pricing services and dealers. The advisor will exercise reasonable diligence to obtain market quotations before concluding that market quotations are not readily available. The advisor may not fair value price securities when market quotations are readily available. The advisor may determine to fair value price securities to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a fund’s NAV. Situations involving significant events include, but are not limited to, if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. One effect of using fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of fund shares. However, it involves the risk that the values used by the funds to price their investments may be different from those used by other investment companies and investors to price the same investments.

Determination of the NAV may be suspended when the right of redemption is suspended as provided under “How to Redeem Fund Shares.”

HOW to BUY FUND SHARES

You pay no sales charge to invest in any of the funds. Shares of all funds are sold at the net asset value per share next determined after receipt of a purchase in good order by the funds’ transfer agent, PNC Global Investment Servicing (U.S.) Inc. (“PNC” or “Transfer Agent”).

Customer Identification Program

Federal regulations require the funds to obtain specific information when you open an account. This information includes your name, date of birth, social security number or employer identification number or other government-issued identification number, mailing address and, if different, residency address. Additional information may be required in certain circumstances. Purchase applications without such information will not be accepted. To the extent permitted by applicable law, the funds reserve the right to place limits on transactions in your account until your identity is verified.

Timing of Requests

All requests received by PNC before the close of the NYSE, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s closing share price. Orders received after 4:00 p.m. Eastern time will be executed the next day that the NYSE is open, at that day’s closing share price. Shares will not be priced on days when the NYSE is closed.

Shares of the funds will not be priced and are not available for purchase on the following days on which the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or any other day that the NYSE is closed for trading.

General Information

Please note that if you sell or exchange your shares within 120 days of the day you bought them, you may be required to pay a redemption fee of 1.50% which will be deducted from your proceeds. See “How to Redeem Fund Shares-Redemption Fee”. This fee is retained by the funds to compensate the funds for the extra expense they incur as a result of short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The fee may not apply in certain circumstances as discussed below.

The redemption fee will be waived in the event of a redemption following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code, as amended. The redemption fee will also be waived for required minimum distributions from any retirement account or shares purchased through reinvested dividends or capital gains. For a listing of the circumstances in which the funds will waive the redemption fee, see “How to Redeem Fund Shares — Redemption Fee”.

Shares of a fund may be purchased or redeemed through broker/dealers who may charge a transaction fee. This fee would not otherwise be charged if the shares were purchased directly from a fund. The funds may accept wire purchase orders from broker/dealers and institutions that previously have been approved by a fund. The funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The funds reserve the right to reject any purchase order. The funds do not routinely issue share certificates. Share certificates are issued only upon written shareholder request.

The funds will only accept checks drawn on U.S. currency on domestic banks. Please make your check payable to Stratton Mutual Funds. Third-party checks, starter checks, credit cards, credit card checks and cash and cash equivalents — such as traveler’s checks, cashier’s checks, certified checks and money orders–cannot be accepted to purchase shares.

The funds reserve the right to reject a redemption request until the purchase check has cleared. The Transfer Agent may charge a fee for any purchase check returned to the custodian and for stop payment orders. The funds have the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse a fund for any loss sustained by reason of your failure to make full payment for shares of the fund you previously purchased or subscribed for.

The funds may authorize certain financial intermediaries to accept, on behalf of the funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, a fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the fund’s NAV next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the funds within the time period agreed upon.

The advisor and/or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the funds or for other services to the funds and shareholders. These payments (“Additional Payments”) would be in addition to fund payments described in this prospectus and may, without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the funds’ statement of additional information. The advisor does not direct portfolio transactions to broker-dealers in exchange for sales of fund shares or to receive preferential marketing treatment. A fund may reimburse the advisor for and/or pay directly Additional Payments.

Shareholder inquiries should be directed to a specific fund c/o PNC Global Investment Servicing (U.S.) Inc., P.O. Box 9801, Providence, RI 02940, or by calling toll-free (800) 472-4266. Certain special shareholder services, such as a request for a historical transcript of your account, may involve an additional fee.

Shareholders of each fund can obtain toll-free access to account information, as well as some transactions, by calling (800) 472-4266. Integrated Voice Response System provides share price and price change for the funds, gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months) and allows exchanges of shares.

In-Kind Purchases

In certain situations, fund shares may be purchased by tendering payment in-kind in the form of securities. Any securities used to buy fund shares must be readily marketable, their acquisition consistent with the fund’s objective and otherwise acceptable to the advisor. Prior to making such a purchase, you should call the advisor to determine if the securities you wish to use to make a purchase are appropriate. The funds reserve the right to reject the offer of any payment in-kind.

How to buy shares

To open an account	To add to an account
By Mail	By Mail

Complete the application.

Minimum initial investment for the funds:

$2,000 for non-retirement accounts

No minimum for retirement accounts

Please make check payable to the name of the fund you wish to invest in, or to Stratton Mutual Funds if investing in more than one Fund.

If using regular first-class mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

Minimum additional investments for the funds:

$100 for non-retirement accounts

No minimum for retirement accounts

Please make check payable to the name of the fund you are investing in and write your account number on the check. Mail your check and the stub from your last account statement to the funds.

If using regular first-class mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail, send to:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

By Wire	By Wire

Call (800) 472-4266 to have an account number assigned to you.

Minimum initial investment for the funds:

$2,000 for non-retirement accounts

No minimum for retirement accounts

Call your bank with instructions to transmit federal funds to:

•   PNC Bank NA — Pittsburgh, PA

•   ABA#: 031000053

•   Credit: The fund name

•   Acct#: 8606906145

•   FBO: name(s) on account registration, Fund# and Acct# assigned to you

Your bank may charge a wire fee.

Mail a completed application to PNC Global Investment Servicing at the address above.

Minimum additional investments for the funds:

$100 for non-retirement accounts

No minimum for retirement accounts

Call your bank with instructions to transmit federal funds to:

•   PNC Bank NA — Pittsburgh, PA

•   ABA#: 031000053

•   Credit: The fund name

•   Acct#: 8606906145

•   FBO: name(s) on account registration, Fund# and Acct# assigned to you

Your bank may charge a wire fee.

By Automatic Investment

Complete the applicable sections on the application. Non-retirement accounts require a $2,000 initial minimum balance in order to participate. Subsequent investments will be drawn from your bank account and invested into the fund(s). The minimum monthly investment is $100.

Please note that purchases made by ACH (Automated Clearing House) may take up to 3 business days to be received from your bank. Your purchase will be credited to your account on the day monies are received at the next determined NAV after receipt of your monies by the Transfer Agent.

HOW to REDEEM FUND SHARES

Timing of Requests

Shares are redeemed at the net asset value next determined at the close of regular trading hours on the NYSE after receipt of a request for redemption in the form described below, and the certificates (if any) evidencing the shares to be redeemed. A redemption fee may apply; see “Redemption Fee” below. The transfer agent may charge a fee for wiring redemption proceeds. Payment for shares redeemed is made by mailing a check to your address of record within five business days, or such shorter time period as may be required by applicable SEC rules, after receipt of the redemption request and certificates (if issued).

Frequent Purchases and Redemptions of Fund Shares

Fund investors may attempt to profit through a practice called market timing or short-term trading in fund shares. This might be achieved by the purchase and redemption of fund shares within a short time period. Frequent short-term trading of shares can harm shareholders in various ways, including reducing the returns of long-term shareholders by increasing costs to the fund, such as brokerage commissions, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced in the funds’ NAV. The funds’ Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by shareholders. See “Redemption Fee” below. The funds receive reports from their service providers through which they monitor activity, which may be construed to be short-term trading. When such activity appears to be taking place, the fund issues instructions to its service provider so as to place restrictions on the shareholder’s purchase or exchange activity. From time to time the funds may put in place additional procedures or practices to detect and/or discourage market timing by investors. However, investors should be aware that the funds’ procedures, while designed to discourage disruptive trading practices, may not entirely eliminate the possibility that such activity may take place.

Redemption Fee

If you sell or exchange your shares within 120 days after the purchase date, you may be charged a redemption fee of 1.50% of the total redemption amount. This fee is retained by the funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first.

The funds, in their discretion, are authorized to waive the redemption fee for the following transactions:

•

Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that they are unable to impose a redemption fee on their underlying customer accounts;

•

Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

•	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments from the funds;

•	Redemptions due to death or the post-purchase disability of the shareholder of the account;

•	Redemptions to satisfy minimum required distributions from retirement accounts;

•	Redemptions representing the return of excess contributions in retirement accounts; and

•	Redemptions initiated by the funds.

In addition to the circumstances noted above, the funds reserve the right to waive the redemption fee in their discretion where they believe such waiver is consistent with the best interests of the funds, to the extent permitted by law.

Telephone Redemptions

Neither the funds nor any of their service contractors will be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement.

Redeeming Recently Purchased Shares

If you wish to redeem shares that were recently purchased by check, the funds may reject your redemption request until the purchase check has cleared. You would then need to resubmit your redemption request and this would delay the receipt of your proceeds. If you are considering redeeming shares soon after purchase, you should purchase by bank wire to avoid delay.

Medallion Signature Guarantees

The funds may require additional documentation or medallion signature guarantees on any redemptions if proceeds are to be paid to someone other than the account holder, when redemption proceeds are to be wired to a bank, requests are made to transfer share registration, on redemptions over $100,000 or when redemption proceeds are to be sent to an address other than that of the account holder. For your protection, the funds require a medallion signature guarantee if the account address has been changed within 30 days of the redemption request. A medallion signature guarantee helps protect against fraud. You can obtain one from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please call (800) 472-4266 with any questions about obtaining a medallion signature guarantee.

Accounts with Low Balances

Due to the expense of maintaining accounts with low balances, if your account falls below $500, the fund may ask you to increase your balance. If your balance is still below $500 after 60 days, the fund may close your account and send you the proceeds.

General Information

The funds reserve the right to suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted on the NYSE, the SEC declares an emergency, or for other reasons as permitted by the SEC. The funds also reserve the right to delay sending out redemption proceeds for up to seven days. This generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions. The funds also reserve the right to redeem shares in-kind, i.e., by delivering securities held in a fund’s portfolio in lieu of cash.

How to redeem shares

By Mail	By Telephone

Write a letter of instruction that includes:

•   the fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell; and

•   all signatures and any additional documents that may be required

Mail your letter and any applicable stock certificates you hold to:

If using regular first-class mail:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

P.O. Box 9801

Providence, RI 02940

If using express delivery, registered or certified mail:

STRATTON MUTUAL FUNDS

c/o PNC Global Investment Servicing

101 Sabin Street

Pawtucket, RI 02860-1427

A check will be mailed to the name(s) and address in which the account is registered. A redemption fee may apply if you redeem your shares within 120 days after the purchase date.

Call (800) 472-4266 to request a redemption of your fund shares. Requests made before 4:00 p.m. Eastern time will be executed the same day, at that day’s closing share price. Calls received after 4:00 p.m. Eastern time will be executed the following day, at that day’s closing share price.

The funds may require additional documentation or a medallion signature guarantee on any redemptions in amounts over $100,000.

Telephone redemption requests to send proceeds to a bank may be accepted if the appropriate wiring instructions are on file prior to the request. Requests to send proceeds to an address other than the address of record must be in writing and include the appropriate medallion signature guarantees.

By Automated Clearing House

Redemption proceeds may be transferred to banks that are on-line members of ACH, without a service fee. Written ACH redemption requests should be sent to PNC at the applicable address under “By Mail.” ACH redemptions are sent the day following receipt of your request and funds are typically available two days later.

Please note that for redemptions made by ACH, a fund’s NAV will be determined at the next determined NAV after receipt of your redemption request by PNC.

By Exchange	By Systematic Cash Withdrawal Plan

Call (800) 472-4266 to request an exchange of shares into another Stratton Mutual Fund. An exchange fee may apply if you exchange your shares within 120 days after the purchase date.	To participate in this plan, you must either own or purchase shares having a minimum value of $10,000. Call (800) 472-4266 to request this plan. There is a $50 monthly minimum.

EXCHANGE PRIVILEGE

You can exchange fund shares for shares of the other Stratton funds. Each fund has a distinct investment objective, which should be reviewed before executing any exchange of shares. You should also read the additional information about a fund, including its expenses, before seeking any such exchange. Shares may be exchanged by written or telephonic request. If you exchange your shares within 120 days after the purchase date, a redemption fee of 1.50% may be charged on the amount exchanged.

Please Note: Shareholders who have certificated shares must surrender these certificates to the transfer agent to be held on account in unissued form before taking advantage of the exchange privilege. When returning certificates for this purpose only, signature(s) need not be guaranteed. There are no sales charges involved. Shareholders who engage in frequent exchange transactions may be prohibited from further exchanges or otherwise restricted in placing future orders. The funds reserve the right to terminate or change the terms of the exchange privilege at any time. The funds will give shareholders at least 60 days notice before terminating or materially amending the exchange privilege. An exchange for tax purposes constitutes the sale of one fund and the purchase of another. Consequently, the sale may involve either a capital gain or capital loss to the shareholder for federal income tax purposes.

RETIREMENT and EDUCATION PLANS

Shares of the funds are available for purchase through individual retirement accounts (“IRAs”), other retirement plans and education savings accounts. Applications for these accounts and further details about procedures to be followed are available by calling (800) 634-5726, or visiting the funds’ website at www.strattonfunds.com.

DELIVERY of SHAREHOLDER DOCUMENTS

The SEC has adopted rules that permit investment companies and financial intermediaries (e.g., brokers) to satisfy the delivery requirements for shareholder documents with respect to two or more shareholders sharing the same address by delivering a single document addressed to those shareholders. This process is commonly referred to as “householding.” If, at any time, you no longer wish to participate in “householding” and would prefer to receive individual copies of these documents, please call toll-free (800) 472-4266 or, if your shares are held through a financial intermediary, please contact the institution directly. The funds will begin mailing separate prospectuses and shareholder reports to you within 30 days after receiving your notice.

TAX TREATMENT

The following is only a summary of certain tax considerations under current law, which may be subject to change in the future. The summary assumes you are a U.S. citizen or resident or otherwise subject to U.S. federal income taxes. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Fund Distributions

Each fund expects to declare as dividends each year all or substantially all of its net investment income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Distributions attributable to the net capital gain of a fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Fund distributions attributable to short-term capital gains and investment company taxable income are taxable to you as ordinary income. However, if a fund’s distributions exceed its net income and gain — as may be the case particularly for the Real Estate Fund, because REIT distributions often include a nontaxable return of capital — that excess will generally result in a nontaxable return of capital to you. Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is reduced to 15%. Fund distributions to noncorporate shareholders attributable to dividends received by the funds from U.S. and certain “qualified” foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their fund shares for at least 61 days during the 121-day period beginning 60 days before the fund’s ex-dividend date. The amount of a fund’s distributions that otherwise qualify for this favorable tax treatment may be reduced as a result of a fund’s securities lending activities, or by a high portfolio turnover rate. Dividends received from REITs will generally not be considered qualifying dividends and thus not eligible for the reduced 15% rate.

The tax treatment of fund distributions will be the same for you whether they are paid in cash or reinvested in additional shares. Any dividends declared in October, November or December and paid in January will be deemed for tax purposes to have been paid to you on December 31. You will be notified annually of the amount and tax status of all distributions paid to you.

REITs often do not provide complete tax information to the funds until after the calendar year-end. Consequently, because of the delay, it may be necessary for the funds to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Therefore, Forms 1099-DIV for the Real Estate Fund may not be available until March.

A percentage of the dividends paid to shareholders that are corporations may be eligible for the dividends-received deduction to the extent the dividends are attributable to qualifying dividends received by the fund from domestic corporations. This percentage may, however, be reduced by a high portfolio turnover rate or a fund’s securities lending activities. Generally, dividends received from REITs are not considered to be qualifying dividends for purposes of the dividends-received deduction.

You should note that if you purchase shares shortly before a taxable distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

Sales and Exchanges

You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Generally, your gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the fund within a period of

61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

State and Local Taxes

You will also generally be subject to any applicable state and local income taxes on fund distributions and redemptions. State income taxes generally will not apply, however, to fund distributions attributable to interest on certain U.S. government securities, if any.

IRS or Other Tax-Qualified Plans

The one major exception to this summary tax discussion is that income on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Back-Up Withholding

In order to avoid backup withholding of 28% of the reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to you, you must certify by signature on your application, or on a separate W-9 Form supplied by the transfer agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, fund distributions attributable to net long-term capital gains of a fund will generally be exempt from U.S. tax, but all other fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a fund.

Different U.S. tax rules may apply to a foreign shareholder, however, if the investment in a fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a fund.

Sunset of Tax Provisions

Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and the taxation of qualifying dividends at the long-term capital gain rate will end for taxable years after 2010.

More information about taxes is contained in the statement of additional information.

DIVIDENDS and DISTRIBUTIONS

The shareholders of each fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments held by the fund involved, when declared by the Board of Directors of such fund. The Real Estate Fund generally declares and pays dividends, if any, on a semi-annual basis; however it may declare and pay dividends more frequently. The Multi-Cap and Small-Cap Value Funds declare and pay dividends, if any, from net investment income semi-annually and annually, respectively. Each fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis so as to avoid incurring any fund level income or excise taxes, or for other reasons. Any distribution paid necessarily reduces a fund’s NAV per share by the amount of the distribution. Unless a shareholder elects to receive distributions in cash, distributions will be reinvested in additional shares of such fund.

DIRECTORS

Bernard A. Francis, Jr. Brian G. Peirce Lois Rothenberger	James W. Stratton Frank Thomas H. Drake Williams, Jr.	Joel H. Wilson Harold L. Zuber, Jr.

OFFICERS

James W. Stratton Chairman Stratton Mutual Funds	Gerald M. Van Horn, CFA President Stratton Small-Cap Value Fund	Brigid E. Hummel Assistant Secretary & Assistant Treasurer

John A. Affleck, CFA President Stratton Multi-Cap Fund	Joanne E. Kuzma Chief Compliance Officer	Michelle A. Whalen Assistant Secretary & Assistant Treasurer

James A. Beers President Stratton Real Estate Fund	Patricia L. Sloan Secretary & Treasurer

INVESTMENT ADVISOR

Stratton Management Company

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(610) 941-0255

TRANSFER AGENT &

DIVIDEND PAYING AGENT

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406-1212

(800) 472-4266

CUSTODIAN BANK

PFPC Trust Company

301 Bellevue Parkway

Wilmington, DE 19809

[OUTSIDE BACK COVER]

You can request other information, including a Statement of Additional Information, Annual Report or Semi-Annual Report, free of charge by contacting the Stratton Mutual Funds at (800) 634-5726. The Funds’ Statement of Additional Information and most recent Report are also available on www.strattonfunds.com. In the Funds’ Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Statement of Additional Information provides detailed information about the Funds and is incorporated into this Prospectus by reference. You may review and copy information about the Funds (including the Funds’ Statement of Additional Information) at the SEC’s Public Reference Room or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-1520, (202) 551-8090. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s Internet site at www.sec.gov.

SEC file nos.:	Stratton Multi-Cap Fund, Inc. 811-2297
Stratton Real Estate Fund, Inc. 811-2240
The Stratton Funds, Inc. 811-7434

Visit the Stratton Mutual Funds

website at www.strattonfunds.com

STRATTON

Mutual Funds

Stability. Strategy. Success

STRATTON

MUTUAL FUNDS

Stratton Multi-Cap Fund, Inc. – STRGX

Stratton Real Estate Fund, Inc. – STMDX

Stratton Small-Cap Value Fund – STSCX

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

This statement of additional information provides supplementary information pertaining to shares of common stock in three separate mutual funds: Stratton Multi-Cap Fund, Inc.; Stratton Real Estate Fund, Inc.; and Stratton Small-Cap Value Fund, a separate series of The Stratton Funds, Inc.

This statement of additional information is not a prospectus but should be read in conjunction with the current prospectus dated May 1, 2010, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the prospectus. The funds’ audited financial statements and financial highlights included in their annual report to shareholders are incorporated by reference into this statement of additional information. A copy of the funds’ prospectus and annual report are available upon request, without charge, by contacting the funds’ principal underwriter, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406-1212, or by calling (800) 634-5726.

Plymouth Meeting Executive Campus

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(800) 472-4266

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HISTORY OF THE FUNDS

This statement of additional information pertains to the following separate funds incorporated under the laws of the State of Maryland:

Name of Fund	Date of Incorporation
Stratton Multi-Cap Fund, Inc. Stratton Real Estate Fund, Inc. The Stratton Funds, Inc. Stratton Small-Cap Value Fund	June 21, 1985* March 4, 1985 ** January 5, 1993***

*	As successor to a Delaware corporation organized on June 5, 1972. On May 1, 2006, Stratton Growth Fund, Inc. changed its name to Stratton Multi-Cap Fund, Inc.

**	As successor to a Delaware corporation organized on November 10, 1971. On December 9, 1997, the fund changed its name from Stratton Monthly Dividend Shares, Inc. to Stratton Monthly Dividend REIT Shares, Inc. On September 30, 2009, the fund changed its name from Stratton Monthly Dividend REIT Shares, Inc. to Stratton Real Estate Fund, Inc.

***	Stratton Small-Cap Value Fund commenced operations on April 12, 1993 as the Stratton Small-Cap Yield Fund. On January 18, 2000, the Stratton Small-Cap Yield Fund changed its name to Stratton Small-Cap Value Fund.

Classification

The funds are classified as open-end management investment companies. The funds are diversified, which means that, with respect to 75% of each fund’s total assets, such fund will not invest more than 5% of its respective assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities), nor will a fund invest in more than 10% of the outstanding voting securities of any issuer.

INVESTMENT STRATEGIES AND RISKS

Types of Obligations, Investment Risks and Other Investment Information

The following investment strategies supplement those set forth in the funds’ prospectus. The following investment strategies are not fundamental and a particular fund’s Board may change such strategies without shareholder approval.

Temporary Investments

As stated in the prospectus, each fund may make temporary investments in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity, to meet shareholder redemptions, or as a defensive measure to attempt to protect capital. These securities include, but are not limited to, obligations of the U.S. Government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances, repurchase agreements and money market instruments. The funds may also invest, for temporary defensive purposes, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. The following supplements the discussion of such investments in the prospectus.

U.S. Government Obligations. Each fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities that may be held by the funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

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U.S. Treasury securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States. U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years.

Certain federal agencies, such as GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. Government will not provide financial support to U.S. Government agencies or instrumentalities if it is not obligated to do so by law. Although the issuers of many U.S. Government agency obligations purchased by the funds, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government agency obligations held by the funds may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Additionally, Fannie Mae and Freddie Mac were permitted to modestly increase their mortgage-backed security portfolios through the end of 2009 and will gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury receives senior preferred equity shares in Fannie Mae and Freddie Mac and warrants to purchase common stock in these entities to ensure that Fannie Mae and Freddie Mac maintain a positive net worth. Fannie Mae and Freddie Mac’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury established a secured lending credit facility, which expired on December 31, 2009, that was available to Fannie Mae, Freddie Mac and Federal Home Loan Banks to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. Also, the U.S. Treasury initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor’s Ratings Group, a Division of McGraw Hill, Prime-2 or higher by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical ratings organization, or if unrated, will be determined to be of comparable quality by the fund’s advisor.

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Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specified merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Repurchase Agreements. Each fund may purchase portfolio securities subject to the seller’s agreement to repurchase them at a mutually specified date and price (“repurchase agreements”). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the advisor. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each fund’s 15% limitation with respect to investments in illiquid securities.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and a fund will value the repurchase agreement at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the fund holding such obligation would suffer a loss if the proceeds from a sale of the underlying securities (including accrued interest) are less than the repurchase price (including accrued interest) agreed upon in the repurchase agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a fund might be delayed pending court action.

The repurchase price under a repurchase agreement generally equals the price paid by a fund plus interest negotiated on the basis of then current short-term interest rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a fund’s custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

Money Market Instruments. Each fund may invest in short-term, high-quality instruments which include, among other things, bank obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Such deposits are not FDIC insured and the funds bear the risk of bank failure. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in a fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities.

Preferred Securities. Each fund may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Debt Securities and Fixed Income Obligations. Each fund may invest in debt securities and domestic corporate and government fixed income obligations. A debt security is a security consisting of a certificate or other evidence of a debt

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(secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value.

Debt securities include a variety of fixed income obligations, including, but not limited to, domestic corporate bonds and government securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Additional Non-Fundamental Investment Strategies

Convertible Securities. The funds may, from time to time, in accordance with their respective investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they are, if ever, converted to the issuer’s underlying common stock. However, they will react to both movements in interest rates and movements in the issuer’s underlying common stock. The holder is entitled to receive the interest payment of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash, to purchase the issuer’s common stock. When such bonds are owned as part of a unit with warrants (which are options to buy the common stock), they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are generally senior to common stock and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and convertible preferred stocks are expected to provide a stable stream of income with generally higher yields than common stocks, but with lower yields than non-convertible securities of similar quality. A fund may exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the advisor’s opinion, the investment characteristics of the underlying common shares will assist the fund in achieving its investment objective. Otherwise, a fund may hold or trade the convertible securities.

Securities of Non-U.S. Companies Traded on U.S. Stock Exchanges. The funds may purchase sponsored and unsponsored American Depositary Receipts (“ADRs”), which are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are usually issued by a foreign issuer. ADRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the ADR. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored ADR. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored ADRs and there may not be a correlation between such information and the market value of the ADRs. The funds may also purchase American Depositary Shares (“ADSs”), which are typically held by a depository and represent actual shares of the common stock of a foreign company. ADRs and ADSs trade on U.S. stock exchanges and are U.S. dollar denominated. For purposes of the funds’ investment policies, investments in ADRs and ADSs will be deemed to be investments in the underlying securities. Thus, an ADR or ADS representing ownership of common stock will be treated as common stock.

Foreign Securities. The funds may, from time to time, in accordance with their respective investment policies, invest in foreign securities. Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property. Such risks

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include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

Debt Securities. The funds may, from time to time, in accordance with their respective investment policies, invest in debt securities. Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

INVESTMENT RESTRICTIONS

Unless otherwise indicated, the following investment restrictions are deemed fundamental policies and may be changed, with respect to a fund, only by the approval of the holders of a “majority” of such fund’s outstanding shares. The term “majority” of a fund’s outstanding shares means the holders of the lesser of: (1) 67% of a fund’s shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of such fund are present in person or by proxy at such shareholder meeting; or (2) more than 50% of such fund’s outstanding shares.

The percentage limitations on investments are applied at the time an investment is made. An actual percentage in excess of a stated percentage limitation does not violate the limitation unless such excess exists immediately after an investment is made and results from the investment. In other words, appreciation or depreciation of a fund’s investments will not cause a violation of the limitations. In addition, the limitations will not be violated if a fund receives securities by reason of a merger or other form of reorganization.

STRATTON MULTI-CAP FUND WILL NOT:

1.	Invest more than 5% of the value of its total assets in the securities of any one issuer, except for securities of the U. S. Government or agencies thereof.

2.	Invest in more than 10% of any class of securities of any one issuer (except for government obligations) or in more than 10% of the voting securities of any one issuer.

3.	Invest more than 5% of the value of its total assets in securities of companies which (including operations of their predecessors and of subsidiaries if the company is a holding company) have not had a record of at least three years of continuous operations and in equity securities which are not readily marketable (that is, with a limited trading market).

4.	Borrow money, except from banks for temporary or emergency purposes (but not for investment purposes), provided that such borrowings shall not exceed 5% of its total assets (at the lower of cost or market value).

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5.	Underwrite the securities of other issuers or invest in securities under circumstances where, if sold, the fund might be deemed to be an underwriter under the Securities Act of 1933.

6.	Pledge, mortgage or hypothecate its assets.

7.	Invest for purposes of exercising management or control.

8.	Invest in securities of other investment companies or in options, puts, calls, straddles, spreads or similar devices, or engage in arbitrage transactions or short sales.

9.	Purchase securities on margin, but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.	Make loans to other persons except that this restriction shall not apply to government obligations, commercial paper or notes or other evidences of indebtedness which are publicly distributed.

11.	Purchase or sell real estate or interests in real estate. This will not prevent the fund from investing in publicly-held real estate investment trusts or marketable securities which may represent indirect interests in real estate.

12.	Purchase or sell commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs.

13.

Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any officer or Director of the fund or the advisor owns beneficially more than  1/2 of 1%, and such officers and Directors holding more than  1/2 of 1% together own beneficially more than 5% of the issuer’s securities.

14.	Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund’s investments in such industry would exceed 25% of the value of the total assets of the fund.

15.	Issue any senior securities (as defined in the 1940 Act).

The fund will not invest more than 2% of the value of its total assets in warrants. This restriction does not apply to warrants initially attached to securities purchased by the fund. This restriction may be changed or eliminated at any time by the Board of Directors of the fund without action by the fund’s shareholders.

STRATTON REAL ESTATE FUND WILL NOT:

1.	Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets to secure any borrowing except to secure temporary or emergency borrowing and then only in an amount not exceeding 15% of the value of its total assets.

2.	Invest more than 5% of the value of its total assets in securities of issuers which, with their predecessors, have not had at least three years of continuous operation.

3.	Issue any senior securities (as defined in the 1940 Act), except in so far as investment restriction 1 may be deemed to be an issuance of a senior security.

4.	Act as an underwriter or purchase securities which the fund may not be free to sell to the public without registration of the securities under the Securities Act of 1933.

5.	Purchase or sell real estate, commodities, or commodity contracts.

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6.	As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately thereafter such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

7.	Purchase or own 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase or own 10% or more of the outstanding voting securities of any other issuer.

8.

Purchase the securities of an issuer, if, to the fund’s knowledge, one or more officers or Directors of the fund or of the advisor individually own beneficially more than  1/2 of 1%, and those owning more than  1/2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

9.	Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan.

10.	Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

11.	Participate on a joint or a joint-and-several basis in any securities trading account.

12.	Invest in puts, calls or combinations thereof or make short sales.

13.	Purchase the securities of other investment companies.

14.	Purchase securities which do not have readily available market quotations.

The fund will invest at least 25% of its assets in real estate investment trusts (“REITs”), and thus will be concentrated. REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 13 above. The restriction in limitation 5 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The following investment restrictions can be changed or eliminated by the Board of Directors of Stratton Real Estate Fund without action by the fund’s shareholders:

1.	The fund will not invest for the purpose of exercising control or management.

2.	The fund will not invest in warrants, except when acquired as a unit with other securities.

STRATTON SMALL-CAP VALUE FUND WILL NOT:

1.	Issue any senior securities (as defined in the 1940 Act); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets.

2.	Act as an underwriter of securities, except that, in connection with the disposition of a security, the fund may be deemed to be an “Underwriter” as that term is defined in the Securities Act of 1933.

3.	Purchase or sell real estate, commodities, or commodity contracts.

4.	As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

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5.	Purchase or own 10% or more of the outstanding voting securities of any one issuer.

6.

Purchase the securities of an issuer, if, to the fund’s knowledge, one or more officers or Directors of the fund or of the advisor individually own beneficially more than  1/2 of 1%, and those owning more than  1/2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

7.	Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

8.	Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

9.	Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund’s investments in such industry would exceed 25% of the value of the total assets of the fund.

10.	Invest in puts, calls, straddles or combinations thereof or make short sales.

11.	Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a Securities and Exchange Commission (“SEC”) approved offer of exchange.

12.	Invest for the purpose of exercising control over, or management of, the issuer.

REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 11 above. The restriction in limitation 3 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

DISCLOSURE OF PORTFOLIO HOLDINGS

The following policies and procedures describe the circumstances under which the funds, their administrator and their advisor (collectively the “service providers”) may disclose each fund’s portfolio securities. The funds and their service providers shall only disclose information concerning securities held in the funds’ portfolio under the following circumstances.

The funds or a service provider may disclose a fund’s portfolio securities holdings to selected third parties when the funds have a legitimate business purpose for doing so. Examples of instances in which selective disclosure of a fund’s portfolio securities may be appropriate include, but are not limited to, disclosures to: providers of auditing, custody, proxy voting or other services to the funds, or rating, ranking or other informational agencies. In the event that the funds or their service providers disclose a fund’s portfolio securities holdings to a selected third party for a legitimate fund business purpose, such third party will be required to keep the information confidential and may not trade on such information.

As required by the federal securities laws, including the 1940 Act, the funds disclose portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The funds also file with the SEC 1st and 3rd quarter shareholder reports on Form N-30B-2. The funds then may mail such reports to shareholders after the end of each calendar quarter after the Form N-Q for that quarter is filed with the SEC.

Each fund publishes on the funds’ website, www.strattonfunds.com, a complete list of its month-end portfolio holdings, top five sector categories, total net assets, and the total number of portfolio holdings by the fifth business day of the following month. Each fund may then make such information available to any person the day after the information is posted to the website. This information will be available on the website until the date on which a fund files its next portfolio holdings report on either Form N-CSR or Form N-Q with the SEC.

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Portfolio holdings information that is not filed with the SEC or posted on the funds’ website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by a fund’s President and Treasurer, or by the advisor’s President. The administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the funds, as well as to rating, ranking and informational organizations, all of which is generally permitted. However, information may not be disclosed to other third parties (including without limitation, individuals, institutional investors, and intermediaries that sell shares of the funds) unless approved by a fund’s President and Treasurer, or by the advisor’s President, only after they determine that the fund has a legitimate business purpose for making such disclosure. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

In accordance with this policy, entities that receive non-public portfolio holdings information for each fund on an ongoing basis are the funds’: advisor, transfer agent, accountant, administrator, independent registered public accounting firm, custodian, legal counsel, financial printer, and proxy-voting service. Third party providers of custodial or accounting services to the funds (so called sub-custodians or sub-accountants) may release non-public portfolio information of the funds only with the permission of the funds’ administrator. From time to time, portfolio holdings information may be provided by the advisor to broker-dealers solely in connection with a fund seeking securities trading suggestions. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Neither the funds, their service providers nor any of their affiliated persons (as that term is defined in the 1940 Act) may receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the funds’ portfolio securities.

In order to ensure that the disclosure of the funds’ portfolio securities is in the best interests of the funds’ shareholders and to avoid any potential or actual conflicts of interest with the funds’ administrator, advisor, principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the funds’ portfolio securities for legitimate business purposes is to be approved by the funds’ Board of Directors in advance of such disclosure. This requirement does not apply to the disclosure of the funds’ portfolio securities to the funds’ existing providers of auditing, custody, proxy voting and other services in connection with the provision of their services to the funds, or as otherwise provided herein.

The Board of Directors shall receive a report at the next regularly scheduled Board meeting if disclosures of the funds’ portfolio holdings are made in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures occurred.

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MANAGEMENT OF THE FUNDS

Directors and Officers

Set forth below are the Directors and officers of Stratton Multi-Cap Fund, Inc., Stratton Real Estate Fund, Inc. and The Stratton Funds, Inc. (collectively, the “Companies”), their positions and term of office with the Companies, ages, principal occupations during the past five years and other directorships held during the past five years. The term “officer” means president, vice president, secretary, treasurer, controller or any other officer who performs policymaking functions. Each of the Directors named below is a Director for each of the Companies and each of the officers named below holds the same position, unless otherwise noted, with each of the Companies. Unless otherwise indicated, the address of each Director and officer for purposes of business relating to the Companies is c/o Stratton Management Co., 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462.

Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS*

Brian G. Peirce (51)[3] Director	Since 2010	Mr. Peirce is President and CEO of Peirce-Phelps.	Three	Affiliated Distributors (industrial wholesale purchasing group); Airline Hydraulics (distributor of pneumatic systems and devices)

Lois Rothenberger (59) Director	Since 2008	Ms. Rothenberger is Director of Finance of Meadowood Corporation, a non-profit retirement community.	Three	None

Frank Thomas (62) Director	Since 2003	Mr. Thomas is an attorney in private practice.	Three	None

H. Drake Williams, Jr. (70) Director	Since 2005	Mr. Williams is retired.	Three	Meadowood Corp. (non-profit retirement community)

Joel H. Wilson (61) Director	Since 2005	Mr. Wilson is Co-Owner and Principal of Kennedy Tool & Die, Inc.	Three	None

Harold L. Zuber, Jr. (60) Director	Since 2009	Mr. Zuber is a private investor.	Three	None

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Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Director	Other Directorships Held by Director During Past 5 Years
INTERESTED DIRECTORS**

Bernard A. Francis, Jr.[4] (59) Director	Since 2008	Mr. Francis is Senior Vice President and Group Executive of Wealth Management of Susquehanna Bancshares, Inc.; Chairman of the Board and a Director of the investment advisor, Stratton Management Company; President and Chief Executive Officer of Valley Forge Asset Management Corp.; Chief Investment Officer of Susquehanna Trust and Investment Co.; President of Brandywine Benefits Company, LLC and President and Chief Executive Officer of Widmann, Siff & Co., Inc.	Three	None

James W. Stratton[4] , [5] , 6 (73) Chairman, Chief Executive Officer and Director	Multi-Cap 1972 Real Estate 1980 Small-Cap Value 1993	Mr. Stratton is Chief Investment Officer of the investment advisor, Stratton Management Company.	Three	Meadowood Corp. (non-profit retirement community)

OFFICERS WHO ARE NOT DIRECTORS

John A. Affleck, CFA (63) President of Stratton Multi-Cap Fund, Inc. and Vice President of Stratton Real Estate Fund, Inc. and The Stratton Funds, Inc.	Multi-Cap 2000 Real Estate 2000 Small-Cap Value 1993	Mr. Affleck is President and Director of the investment advisor, Stratton Management Company.	N/A	N/A

James A. Beers[6] (46) Chief Financial Officer of the Funds, President of Stratton Real Estate Fund, Inc. and Vice President of Stratton Multi-Cap Fund, Inc. and The Stratton Funds, Inc.	Multi-Cap 1997 Real Estate 2001 Small-Cap Value 1997	Mr. Beers is Chief Executive Officer and Director of the investment advisor, Stratton Management Company.	N/A	N/A

Gerald M. Van Horn, CFA[7] (36) President of The Stratton Funds, Inc.	Since 2003	Mr. Van Horn is Senior Vice President of the investment advisor, Stratton Management Company.	N/A	N/A

Joanne E. Kuzma (55) Chief Compliance Officer and Vice President of the Companies	Chief Compliance Officer Since 2004 Vice President of Compliance Since 1995	Ms. Kuzma is the Director of Trading and Chief Compliance Officer of the investment advisor, Stratton Management Company.	N/A	N/A

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Name, Age and Position(s) with Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Director	Other Directorships Held by Director During Past 5 Years

Patricia L. Sloan (56) Secretary and Treasurer of the Companies	Multi-Cap Sec. 1980 Treas. 1990 Real Estate Sec. 1990 Treas. 1984 Small Cap Value 1993	Ms. Sloan is an employee of the investment advisor, Stratton Management Company.	N/A	N/A

*	Directors who are not “interested persons” of the Companies as defined by the 1940 Act.
**	Directors who are “interested persons” of the Companies as defined by the 1940 Act.
[1]

Each Director shall serve until the next meeting of shareholders for the election of Directors and until his/her successor shall have been elected and qualified, except in the event of his/her death, resignation or removal. Each officer is elected annually by the Directors and serves until his/her successor is duly chosen and qualified, or until his/her death, resignation or removal.

[2]	The “Fund Complex” consists of Stratton Multi-Cap Fund, Inc., Stratton Real Estate Fund, Inc. and The Stratton Funds, Inc.
[3]	Mr. Peirce has served on the Boards of Directors since April 1, 2010.
[4]

Mr. Francis is an “interested person” of the funds by reason of his positions with Susquehanna Bancshares Inc., the parent company of the advisor. Mr. Stratton is an “interested person” of the funds by reason of his positions with the advisor.

[5]	Mr. Stratton served as President of The Stratton Funds, Inc. until May 1, 2003.
[6]	Mr. Beers is related to Mr. Stratton by marriage.
[7]	Mr. Van Horn served as Vice President of The Stratton Funds, Inc. from August 1, 2000 until May 1, 2003 when he was elected President of The Stratton Funds, Inc.

The Boards of Directors of the Companies (collectively, the “Board”) believes that each of the Director’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors lead to the conclusion that each Director should serve in such capacity. Among the attributes common to all Directors is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, the advisor, other service providers and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained through the Director’s business, consulting, public service and/or academic positions; experience as a board member of the funds, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director.

Bernard A. Francis, Jr. Mr. Francis has been a Director since 2008. He is a Director and Chairman of the Board of the advisor. He has over 30 years of investment management experience.

James W. Stratton. Mr. Stratton has been a Director and Chairman of the Board since 1972. He is the founder and Chief Investment Officer of the advisor. He has 50 years of investment management experience.

Brian G. Peirce. Mr. Peirce has been a Director since 2010. He has 27 years of business management experience.

Lois Rothenberger. Ms. Rothenberger has been a Director since 2008. Ms. Rothenberger has 32 years of financial management experience.

Frank Thomas. Mr. Thomas has been a Director since 2003. He has over 30 years experience as a litigation attorney and advisor to businesses, individuals and institutions on a wide range of regulatory and commercial matters.

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H. Drake Williams, Jr. Mr. Williams has been a Director since 2005. He has over 32 years of business and financial experience.

Joel H. Wilson. Mr. Wilson has been a Director since 2005. He has 38 years of business experience.

Harold L. Zuber, Jr. Mr. Zuber has been a Director since 2009. He has over 29 years of business and finance experience.

Specific details regarding each Director’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the funds rests with the Board. The funds have engaged the advisor to manage the funds on a day-to-day basis. The Board is responsible for overseeing the advisor and other service providers in the operations of the funds subject to the provisions of the Companies’ articles of incorporation, by-laws and the requirements of the 1940 Act and applicable provisions of state and other laws. The Board is currently composed of eight members, six of whom are not “interested persons” of the Companies as defined by the 1940 Act. The Directors establish the policies of the Companies and oversee and review the management of the Companies. The Board meets in-person at regularly scheduled meetings four times each year to, among other things, review the activities of the officers who are responsible for day-to-day operations of the Companies. At these meetings, the Directors also review the various services provided by Stratton Management Co. and the Companies’ administrator and other service providers to ensure that the Companies’ general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Directors also meet once each year in person for an educational session hosted by the advisor during which representatives of various service providers lead industry discussions. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established an Audit Committee and a Valuation Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed James W. Stratton, an interested Director, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Companies’ service providers, and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board currently does not have a lead independent Director. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Directors and the full Board in a manner that enhances effective oversight.

The funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the funds and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the advisor and other service providers (depending on the nature of the risk), which carry out the funds’ investment management and business affairs. The advisor and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the advisor and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Companies, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the advisor, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee also receive regular reports from the Companies’ independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the funds’ other primary service providers on a periodic or regular basis, including the funds’ custodian, and distributor. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

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Board Standing Committees

The Board has established the following standing committees:

Each Company has a Valuation Committee comprised of each Director. The Valuation Committee has oversight responsibilities for, among other things, determining and monitoring the fair value of portfolio securities. No meetings of the Valuation Committee were held during the fiscal year ended December 31, 2009.

Each Company has an Audit Committee, which consists of each of the Disinterested Directors. The current members of each fund’s Audit Committee are Messrs. Peirce, Thomas, Williams, Wilson and Zuber, and Ms. Rothenberger. Pursuant to the Audit Committee Charter, the Audit Committee assists the Boards of Directors in their oversight of the funds’ financial reporting processes. The Audit Committee meets with the funds’ management and independent registered public accounting firm to review and discuss the funds’ financial statements and the funds’ systems of internal controls. The Audit Committee is responsible for the selection and engagement of the funds’ independent registered public accounting firm, including evaluating such registered public accounting firm’s independence and pre-approving audit and non-audit services. In addition, the Audit Committee serves as the funds’ Qualified Legal Compliance Committee. The Audit Committee held two meetings during the fiscal year ended December 31, 2009.

There are no separate compensation or nominating committees of the Boards of Directors.

Security and Other Interests

The following table sets forth the dollar range of equity securities beneficially owned by each Director in each fund as of December 31, 2009:

Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Family of Investment Companies
INTERESTED DIRECTORS

James W. Stratton Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000

Bernard A. Francis, Jr. Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$50,001 - $100,000 $10,001 - $50,000 $50,001 - $100,000	Over $100,000

DISINTERESTED DIRECTORS

John J. Lombard, Jr. [2] Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	Over $100,000 $1 - $10,000 Over $100,000	Over $100,000

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Name of Director	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Family of Investment Companies

Brian G. Peirce[3] Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$50,001 - $100,000 None None	$50,001 - $100,000

Lois Rothenberger Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$1 - $10,000 None None	$1 - $10,000

Frank Thomas Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	$50,001 - $100,000

H. Drake Williams, Jr. Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$1 - $10,000 None $10,001 - $50,000	$10,001 - $50,000

Joel H. Wilson Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	Over $100,000 $1 - $10,000 Over $100,000	Over $100,000

Harold L. Zuber Jr.[4] Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$50,001 - $100,000 $50,001 - $100,000 $50,001 - $100,000	Over $100,000

1	Securities beneficially owned as defined under the Securities Exchange Act of 1934 include direct and/or indirect ownership of securities where the Director’s economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.
2	Mr. Lombard resigned from the Boards of Directors as of March 31, 2010.
3	Mr. Peirce has served on the Boards of Directors since April 1, 2010.
4	Mr. Zuber has served on the Boards of Directors since January 15, 2009.

As of December 31, 2009, none of the Disinterested Directors or their immediate family members (spouse or dependent children) owned beneficially, or of record, any securities in the funds’ advisor or principal underwriter, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the advisor or principal underwriter of the Companies.

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Compensation of the Directors

The officers and Directors of the Companies who are also officers or employees of the advisor or its parent receive no direct compensation from the funds for services to them. The Directors of the Companies serve in the same capacity for each Company and met concurrently five times in the year ended December 31, 2009. In the aggregate, each Disinterested Director for the fiscal year ended December 31, 2009 received $2,000 for each meeting attended and an annual retainer of $8,000. These fees are divided on a percentage basis among the funds based on their relative net assets as of the meeting date.

Set forth below are the total fees paid to each of the Directors who are not “interested persons” for the fiscal year ended December 31, 2009:

Name of Director	Aggregate Compensation From Funds		Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex[1] Paid to Directors
John J. Lombard, Jr.[2]			None	None	$16,000
Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$ $ $	1,288.69 1,156.43 13,554.88

Brian Peirce[3]			None	None	$0
Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$ $ $	0 0 0

Lois Rothenberger			None	None	$18,000
Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$ $ $	1,462.85 1,297.67 15,239.48

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Name of Director	Aggregate Compensation From Funds		Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex[1] Paid to Directors

Frank Thomas			None	None	$18,000
Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$ $ $	1,462.85 1,297.67 15,239.48

H. Drake Williams, Jr.			None	None	$18,000
Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$ $ $	1,462.85 1,297.67 15,239.48

Joel H. Wilson			None	None	$18,000
Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$ $ $	1,462.85 1,297.67 15,239.48

Harold L. Zuber, Jr.[4]			None	None	$18,000
Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	$ $ $	1,462.85 1,297.67 15,239.48

1	The “Fund Complex” consists of Stratton Multi-Cap Fund, Inc., Stratton Real Estate Fund, Inc. and The Stratton Funds, Inc.
2	Mr. Lombard resigned from the Boards of Directors on March 31, 2010.
3	Mr. Peirce has served on the Boards of Directors since April 1, 2010.
4	Mr. Zuber has served on the Boards of Directors since January 15, 2009.

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Portfolio Managers

Portfolio	Portfolio Manager
Multi-Cap Fund	James W. Stratton and James A. Beers co-manage the Multi-Cap Fund. Mr. Stratton, Chief Investment Officer of the advisor and Chairman of the Board of Directors of Stratton Mutual Funds, has been responsible for the day-to-day investment management of the Multi-Cap Fund since its inception in 1972. Mr. Beers has managed the fund since 2010. He has been Chief Executive Officer of the advisor since 2008, President of the advisor from 2006 to 2008 and Vice President of the advisor from 1997 to 2006. Effective July 31, 2010, Mr. Beers will be primarily responsible for the management of the Multi-Cap Fund.

Real Estate Fund	The final selection of stocks for the Real Estate Fund portfolio is made by James A. Beers, President of the Real Estate Fund. He has managed the fund since 2000.

Small-Cap Value Fund	The final selection of stocks for the Small-Cap Value Fund portfolio is made by Gerald M. Van Horn, CFA, President of the Small-Cap Value Fund. Mr. Van Horn has managed the fund since 2000. He has served as a Portfolio Manager of the advisor since 2000 and as Senior Vice President of the advisor since 2008.

Other Accounts Managed by the Portfolio Managers (tables do not include the Portfolios listed above)

The table below discloses other accounts within each type of category listed below for which James W. Stratton was jointly and primarily responsible for the day-to-day portfolio management for the most recently completed fiscal year ended December 31, 2009.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	162	$456	0	$0

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The table below discloses other accounts within each type of category listed below for which James A. Beers was jointly and primarily responsible for the day-to-day portfolio management for the most recently completed fiscal year ended December 31, 2009.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

The table below discloses other accounts within each type of category listed below for which Gerald M. Van Horn was jointly and primarily responsible for the day-to-day portfolio management for the most recently completed fiscal year ended December 31, 2009.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed That Advisory Fee is Based on Performance	Total Assets That Advisory Fee is Based on Performance
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Conflicts of Interest

The advisor’s portfolio managers are responsible for managing one or more of the funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle, which may have materially higher fee arrangements than a fund and may also have a performance-based fee. The side-by-side management of the funds, separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trade practices like cross trading between a fund and another account raise conflicts of interest issues.

Compensation of the Portfolio Managers

Base Salary and Bonus. The advisor’s compensation packages for its portfolio managers are comprised of a base salary and bonus. The bonus is based, in part, on each fund’s asset level and performance as well as the overall financial performance of the advisor. In addition, the portfolio managers are shareholders of the advisor and benefit from the profits of the firm based on their individual ownership position.

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In addition to the base salary and bonus compensation, the advisor has a number of benefits and deferred compensation programs for all portfolio managers.

Portfolio Managers’ Ownership of Securities in the Funds They Manage*

Name of Portfolio Manager	Dollar Ranges of Equity Securities Beneficially Owned by Portfolio Manager
James A. Beers Multi-Cap Fund Real Estate Fund	$100,001-$500,000 $500,001-$1,000,000

James W. Stratton Multi-Cap Fund Real Estate Fund Small-Cap Value Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000

Gerald M. VanHorn Small-Cap Value Fund	$100,001-$500,000

*	This information is as of December 31, 2009.

Code of Ethics

The Companies, the advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the funds and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the funds.

Proxy Voting Policies and Procedures

The Companies are required to disclose to shareholders information concerning the funds’ proxy voting policies and procedures. The Boards of each Company have delegated to the advisor responsibility for decisions regarding proxy voting for securities held by each fund. The advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Boards, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Boards for review.

Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the funds at (800) 634-5726 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 5, 2010, ownership in the funds by the Directors and officers as a group was as follows:

Fund	Percentage of outstanding shares
1. Multi-Cap Fund	16.42%
2. Real Estate Fund	3.82%
3. Small-Cap Value Fund	1.39%

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As of April 5, 2010, the following shareholders owned of record or beneficially more than 5% of the outstanding shares of the respective fund.

Fund	Owner Name and Address	Shares Owned	Percent Owned
Multi-Cap Fund	Charles Schwab & Co Inc. Reinvest Account Attn: Book Entry 8th Floor 101 Montgomery Street San Francisco, CA 94104	340,979.321	16.11%

	SEI Private Trust Company c/o Mellon Bank Attn: Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	145,493.137	6.87%

	National Financial Services Corporation One World Financial Center 200 Liberty Street New York, NY 10281-1003	143,184.629	6.76%

	PFPC Trust Co. Cust SEP IRA FBO James W. Stratton (PSP) c/o Stratton Management Company 610 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462-1050	127,451.053	6.02%

Real Estate Fund	Charles Schwab & Co Inc. Reinvest Account Attn: Mutual Funds Department 101 Montgomery Street San Francisco, CA 94104-4122	501,544.352	15.00%

	National Financial Services Corporation One World Financial Center 200 Liberty Street New York, NY 10281-1003	376,965.537	11.27%

Small-Cap Value Fund	Charles Schwab & Co Inc. Reinvest Account Attn: Mutual Funds Department 101 Montgomery Street, Dept. 122 San Francisco, CA 94104-4122	5,026,203.548	26.92%

	National Financial Services Corporation One World Financial Center 200 Liberty Street New York, NY 10281-1003	4,625,768.147	24.77%

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Fund	Owner Name and Address	Shares Owned	Percent Owned
	Prudential Investment Mgts Service (FBO) Mutual Fund Clients Attn: PruChoice Unit 100 Mulberry Street Mail Stop NJ 05-11-20 Newark, NJ 07102	2,714,700.922	14.54%

As of April 5, 2010, there were no control persons of any of the funds. In this instance, “control” means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a fund; (ii) the acknowledgement or assertion by either the controlled or the controlling party of the existence of control; or (iii) an adjudication under section 2(a)(9) of the 1940 Act, which has become final, that control exists.

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INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor

Stratton Management Company is the funds’ investment advisor. On April 30, 2008, Susquehanna Bancshares, Inc. (“Susquehanna”) acquired all of the outstanding stock of Stratton Holding Company (“SHC”), which was, at the time, the parent company of the advisor. Prior to April 30, 2008, James W. Stratton held all of the voting stock of SHC and was considered to control SHC and the advisor within the meaning of the 1940 Act. Susquehanna is a publicly owned financial services holding company with headquarters in Lititz, Pennsylvania that operates primarily in central and eastern Pennsylvania, southern New Jersey and Maryland. Persons who are affiliated with the funds, the advisor and Susquehanna are listed under the Directors and officers table under “Management of the Funds.” Pursuant to Investment Advisory Agreements, each fund pays management fees at an annualized rate of its average daily net assets as follows: 0.75% for Multi-Cap Fund; 0.625% for Real Estate Fund; and 0.90% for Small-Cap Value Fund. The amount of advisory fees paid by each fund for the last three fiscal years is as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
December 31, 2009	$524,008	$382,823	$6,503,919
December 31, 2008	$965,560	$568,915	$6,247,936
December 31, 2007	$742,627	$875,131	$5,140,700

Service Providers and Underwriter

PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”), 760 Moore Road, King of Prussia, Pennsylvania 19406-1212, provides most of the back office services to the funds. Pursuant to certain agreements, PNC GIS provides the services commonly and separately referred to as fund administration, fund accounting and transfer agency. PNC GIS is also the funds’ dividend paying agent.

As the funds’ Accounting Services Agent, PNC GIS is responsible for certain accounting services such as computation of the net asset value of the funds’ shares and maintenance of certain of the funds’ books and financial records. Each fund pays PNC GIS an accounting services fee based on each portfolio’s average net assets, which is computed daily and paid monthly. The amount of accounting services fees paid by each fund for the last three fiscal years is as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
December 31, 2009	$50,221	$49,324	$277,917
December 31, 2008	$70,082	$53,245	$272,143
December 31, 2007	$54,742	$75,024	$292,104

As the funds’ Administrative Services Agent, PNC GIS is responsible for certain administrative services such as: (1) assistance with coordinating the activities of certain other third party entities that provide services to the funds (e.g. the funds’ independent auditors, printers, etc.); (2) maintenance of certain books and records of the funds as may be required by applicable Federal or state law; (3) preparation and, after approval by the funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the funds as required by applicable law; (4) preparation and, after approval by the funds, arranging for the filing of such registration statements and other documents with the SEC and other Federal or state regulatory authorities as may be required by applicable law; (5) review and submission to the officers of the funds for their approval, invoices or other requests for payment of the funds’ expenses and instruction to the funds’ custodian

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to issue payment thereof, and (6) such other action with respect to the funds as may be deemed by PNC GIS to appropriately perform its duties under the administrative services agreements. In consideration for providing these services, each fund pays PNC GIS an administration services fee based on each portfolio’s average net assets, which is computed daily and paid monthly. The amount of administrative services fees paid by each fund for the last three fiscal years is as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
December 31, 2009	$50,222	$49,325	$277,918
December 31, 2008	$70,083	$53,246	$272,144
December 31, 2007	$54,743	$75,024	$292,103

The funds’ Independent Registered Public Accounting Firm and auditor is Tait, Weller & Baker LLP.

PFPC Trust Company, Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the custodian of each fund’s assets pursuant to custodian agreements. Under such agreements, PFPC Trust Company, Inc.: (1) maintains a separate account or accounts in the name of the funds; (2) holds and transfers portfolio securities on account of the funds; (3) accepts receipts and makes disbursements of money on behalf of the funds; (4) collects and receives all income and other payments and distributions on account of the funds’ securities; and (5) makes periodic reports to the Boards of Directors concerning the funds’ operations.

PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406-1212, serves as the funds’ principal underwriter pursuant to underwriting agreements for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each fund. For these services PFPC Distributors, Inc. receives an annual fee of $5,000 per fund, which is paid by the advisor.

On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

The Stock Sale includes PNC GIS, the funds’ administrator, fund accounting services provider and transfer agent; PFPC Trust Company, the funds’ custodian; and PFPC Distributors, Inc., the funds’ statutory underwriter. The Stock Sale is expected to close in the third quarter of 2010.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The funds’ advisor generally seeks to obtain the best price and execution in purchases and sales of securities. The advisory agreements contain provisions, however, which authorize the advisor to pay, on behalf of the funds, brokerage commissions in excess of commissions which might be charged by other brokers, where a determination is made by the advisor that the amount of commission paid is reasonable in relation to the brokerage and research services provided by the broker to the funds, viewed in terms of the particular transaction or the overall responsibilities of the advisor with respect to the funds. To the extent consistent with section 28(e) of the Securities Exchange Act of 1934, as amended, such research services may include research reports on companies, industries and securities; economic and financial data; financial publications; market information services. Further, such research services are ordinarily of general application and may be used by the advisor in servicing a variety of its clients. In addition, the advisor

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may, at its expense, acquire statistical and factual information, advice about economic factors and trends and other appropriate information from others in carrying out its obligations to the funds. Portfolio transactions are routed to, and commission rates are negotiated with, brokers based on the advisor’s assessment of the reliability and quality of a broker’s services, including research services. The amount of brokerage commissions paid by the funds may vary substantially from year to year due to differences in shareholder purchase and redemption activity, portfolio turnover rates and other factors. The amount of total brokerage commissions attributable to each fund (all of which were paid to brokers which provided research, statistical data or pricing information to the advisor) for the last three fiscal years are as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
December 31, 2009	$87,129	$41,364	$903,456
December 31, 2008	$269,461	$60,630	$748,431
December 31, 2007	$70,225	$85,404	$506,902

Investment decisions for each fund will be made independently from investment decisions made for other clients advised by the advisor. However, simultaneous transactions may occur on occasion when the same security is suitable for the investment objectives of more than one client, including the funds. When two or more such clients are simultaneously engaged in the purchase or sale of the same security, to the extent possible, the transactions will be averaged as to price and allocated among the clients in accordance with an equitable formula. In some cases, this coordination could have a detrimental effect on the price or quantity of a security available to any of the advisor’s clients, including the funds. In other cases, however, the ability of the funds to participate with other clients of the advisor in volume transactions may produce benefits for the funds, including, but not limited to, better transaction execution.

Subject to applicable laws and regulations, the advisor and/or its affiliates may pay, out of its own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the funds. These payments (“Additional Payments”) would be in addition to the payments by the funds described in the funds’ prospectus and this statement of additional information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the funds and payments for providing extra employee training and information relating to the funds; “listing” fees for the placement of the funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the funds; “marketing support” fees for providing assistance in promoting the sale of the funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the advisor and/or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the funds. The Additional Payments made by the advisor and/or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, the advisor and/or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The advisor and/or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. The funds may reimburse the advisor for and/or pay directly Additional Payments.

REDEMPTION INFORMATION

Please call the transfer agent (“PNC“) at (800) 472-4266 to verify required language for all retirement plan redemption requests or to obtain the Retirement Plan Withdrawal Form. No redemption shall be made unless your application is first on file. In addition, a fund will not accept redemption requests until checks received for the shares purchased have cleared.

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If you sell or exchange your shares within 120 days after the purchase date, you may be charged a redemption fee of 1.50% of the total redemption amount. This fee is retained by the funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first.

The funds, in their discretion, are authorized to waive the redemption fee for the following transactions:

•

Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that they are unable to impose a redemption fee on their underlying customer accounts;

•

Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

•	Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

•	Redemptions of shares acquired by reinvestment of dividends, distributions or other payments from the funds;

•	Redemptions due to death or the post-purchase disability of the shareholder of the account;

•	Redemptions to satisfy minimum required distributions from retirement accounts;

•	Redemptions representing the return of excess contributions in retirement accounts; and

•	Redemptions initiated by the funds.

In addition to the circumstances noted above, the funds reserve the right to waive the redemption fee in their discretion where they believe such waiver is consistent with the best interests of the funds, to the extent permitted by law.

Redemption requests mailed to the advisor must be forwarded to the transfer agent and will not be executed until they are received in good order by the transfer agent. The transfer agent cannot accept redemption requests which specify a particular forward date for redemption. All withdrawals under the Systematic Cash Withdrawal Plan are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter.

If withdrawals under the Systematic Cash Withdrawal Plan exceed income dividends and capital gains reinvestments, or if the dollar value of your shares falls below your original purchase price, your invested principal will be depleted. Thus, depending on the size of withdrawal payments and fluctuations in the value of your shares, your original investment could be exhausted entirely. You may change or stop the Systematic Cash Withdrawal Plan at any time by written notice to the funds. Income, dividends and capital gains distributions must be reinvested automatically to participate in this plan. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

Neither the right of redemption, nor the payment upon redemption request received in good order by the transfer agent, may be suspended or deferred for more than seven days, (or such shorter time period as may be required by applicable SEC rules), except: (1) when trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) when the SEC has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the SEC, exists, making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable. In the case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless you withdraw your request for redemption, you will receive payment at the net asset value next determined after termination of the suspension.

As provided in each fund’s Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the funds have elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares solely in cash up to the lesser of $250,000, or one percent of the net asset value of the fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of such fund believes that economic conditions exist which would make such a practice detrimental to the fund.

Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under “Pricing Fund Shares” in the prospectus. Subsequent sale of such securities would require payment of brokerage commissions or spreads by the investor.

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The value of your shares on redemption may be more or less than the cost of such shares to you depending upon the net asset value of the fund’s shares at the time of redemption.

INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the funds and their shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

The discussions of the federal tax consequences in the prospectus and this statement of additional information are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and cases and administrative interpretations, as in effect on the date of this statement of additional information. Future legislative or administrative changes or court decisions may significantly alter the conclusions expressed herein, and any such changes or decisions may be retroactive.

Each fund has qualified and intends to continue to qualify as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code for each of its taxable years. As a RIC, each fund is exempt from Federal income and excise tax on its income and gains that it distributes to shareholders, provided it satisfies applicable requirements. To qualify for treatment as a regulated investment company, a fund must meet three important tests each year.

First, each fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally at the close of each quarter of its taxable year, at least 50% of the value of each fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each fund’s total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the fund controls and which are engaged in the same or similar trades of businesses, or (3) one or more qualified publicly traded partnerships.

Third, each fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each fund intends to comply with these requirements. If a fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the fund could be disqualified as a regulated investment company. If for any taxable year a fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% nondeductible excise tax is imposed on RICs that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The funds intend to make sufficient distributions or deemed distributions prior to the end of each calendar year to avoid liability for this excise tax. If a fund were to fail to make sufficient distributions in a year, the fund could be subject to excise tax and/or corporate income tax in respect of the shortfall or, if the shortfall were substantial enough, the fund could be disqualified as a RIC.

It is expected that Stratton Real Estate Fund, Inc. will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. Stratton Real Estate Fund, Inc. is not expected to hold sufficient stock or securities in foreign corporations to elect to pass those taxes through to investors as a foreign tax credit.

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State and Local Taxes

Although each fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a fund may be subject to the tax laws of such states or localities.

The foregoing discussion is based on Federal tax laws and regulations that are in effect on the date of this statement of additional information. These laws and regulations may be changed by legislative or administrative action.

DESCRIPTION OF COMMON STOCK

Stratton Multi-Cap Fund, Inc.’s authorized capital is 10,000,000 shares of common stock, par value $0.10 per share. Stratton Real Estate Fund, Inc.’s authorized capital is 10,000,000 shares of common stock, par value $1.00 per share. The Stratton Funds, Inc. is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of The Stratton Funds, Inc. has authorized the issuance of 200,000,000 shares of Class A common stock representing interests in Stratton Small-Cap Value Fund.

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights. Shares of each fund are freely transferable. Each share of a particular fund has equal voting, dividend and distribution, and liquidation rights with other shares of such fund. When issued for payment as described in its prospectus, a fund’s shares will be fully paid and non-assessable. Fractional shares of a fund have proportionately the same rights as provided for full shares of the particular fund.

Each fund does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Stratton Multi-Cap Fund, Inc., Stratton Real Estate Fund, Inc. and The Stratton Funds, Inc. are each a separate legal entity and the shareholders of each will vote separately. Under certain circumstances, shareholders have the right to call a shareholders meeting to consider the removal of one or more directors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a “series investment company”, such as The Stratton Funds, Inc., shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the particular series (i.e., fund) affected by the matter (for example, Small-Cap Value Fund, which is a separate series of The Stratton Funds, Inc.). A series will be separately affected by a matter unless: (1) the interests of each series in the matter are substantially identical, or (2) the matter does not affect any interest of such series. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a series if and only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the selection of independent registered public accounting firm and the election of directors may be effectively acted upon by shareholders of a “series investment company”, voting without regard to a series.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for Multi-Cap Fund, Real Estate Fund and Small-Cap Value Fund contained in the funds’ Annual Report to Shareholders dated December 31, 2009 are incorporated by reference into this statement of additional information and have been audited by Tait, Weller & Baker LLP whose reports also appear in the 2009 Annual Report and are also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting, incorporating by reference from such funds’ 2009 Annual Report.

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APPENDIX A

Stratton Management Company

Proxy Voting Policy and Procedures

Introduction

On January 31, 2003, the Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940 that address an adviser’s fiduciary obligation to clients who have given the adviser authority to vote their proxies. New Rule 206 (4)-6 requires an adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of the client. The rule requires several important disclosures:

•	information on the adviser’s policies and procedures and the way in which a client may obtain information on how the adviser has voted the client’s proxies;

•	a description of how the adviser addresses material conflicts between its interests and those of its clients;

•	record retention of proxy voting materials.

Policy Statement

Stratton Management Company has designed our policies and procedures regarding proxy voting to ensure that proxy matters are conducted in the best interest of our clients. We ultimately cast a proxy vote after evaluating the relevant facts and circumstances of the issues at the time of the vote on a case-by-case basis. Should there be any material conflicts of interest regarding a proxy vote, we will resolve them in the best interest of our clients. Additionally, we will accept client direction as to how proxy votes are cast if the vote is contrary to the manner utilized by the firm.

Responsibility and Oversight of Proxy Voting Activities at the Firm

Ultimate responsibility and oversight of proxy voting activities at Stratton Management Company rests with the Proxy Voting Committee (the “Committee”). This Committee consists of the members of the firm’s Investment Committee. The Committee will appoint one or more Proxy Administrators to assist in the administration of proxy material and record the minutes of the Committee meetings. The Proxy Administrators are responsible for reviewing each proxy prior to each appropriate proxy vote and shareholder meeting date. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee’s instructions.

Stratton Management Company’s Proxy Voting Procedures

ProxyEdge Lite Services

Stratton Management Company has engaged Broadridge Financial Solutions, Inc. (via their “ProxyEdge” product) to assist the firm in the proxy collection and voting process for those clients who have requested that we vote their proxies. Each proxy received is matched to the securities to be voted by the Proxy Administrators and a reminder is sent to any custodian or trustee that has not forwarded the proxies to Stratton Management Company. The proxy statement is then forwarded to the Compliance Director who then reviews the proxy for any conflicts of interest.

Stratton Management Company will generally vote in favor of a Company Management’s recommendations regarding routine matters that do not have a significant economic impact on the company and/or its shareholders. If there are any proposals which we deem would not be in the shareholders’ interests, or if there are proposals that might negatively affect substantially the rights or privileges of the holders of securities to be voted, those proposals would be presented to the Proxy Committee for determination.

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Once the review is complete, the proxy is then voted electronically through ProxyEdge, and the final result becomes recorded on the ProxyEdge Lite system. Stratton Management Company retains final authority and responsibility for proxy voting.

Availability of Policies and Procedures and Disclosure of Vote

Stratton Management Company will provide our clients with a copy of its policies and procedures upon request and the Company reserves the right to update and change those policies and procedures from time to time.

A client may obtain information from Stratton Management Company regarding how a particular proxy was voted on the client’s behalf by contacting their assigned portfolio manager or client services liaison. Due to Stratton Management Company’s Privacy Policy, the Committee will not disclose to third parties how a particular client’s proxy vote was cast without receiving written authorization from the client to release such information.

Conflicts of Interest

A conflict of interest occurs when the interests of Stratton Management Company and the interests of its employees, officers and directors, interfere in any way with the interests of Stratton Management Company clients. The Proxy Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of Stratton Management Company, its employees, Officers and Directors, and (ii) the Committee’s proxy voting responsibilities. The Committee will rely on Stratton Management Company’s personal securities trading policies as outlined in Stratton Management Company’s Code of Ethics as a guideline in determining possible conflicts of interest in its proxy voting procedures. Any attempt by any employee, Officer, or Director of Stratton Management Company to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of Stratton Management Company’s Code of Ethics.

Should a material conflict arise between the adviser’s interest and those of the client, Multi-Cap Fund will disclose the conflict in writing to the client and obtain written consent on the matter presented before voting. If requested, Multi-Cap Fund will forward the proxy material to the client so that the client may cast its own vote.

Stratton Management Company Record Retention

Stratton Management Company maintains proxy voting records in accordance with Section 204-2 of the Investment Advisers Act. They include:

A copy of our policies and procedures;

Proxy statements received and reconciled;

A record of each vote cast;

A copy of any documentation created by the Company that was material to the proxy vote decision;

Any written or oral request for clients for proxy voting records and our response to same.

Stratton Management Company will retain all proxy voting materials and records for a period of five years, the first two of which will be kept in our offices, and the latter three years’ records in our offsite storage facility.

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APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“B-1” – A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” – A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” – A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“R” – An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” – an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“NR” – An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

“D” – Default. Indicates a broad-based default for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligor rated “AAA” has extremely strong capacity to meet its financial commitments. “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” – An obligor rated “AA” has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

“A” – An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” – An obligor rated “BBB” has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

“BB,” “B,” “CCC” and “CC” – Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” – An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

“CCC” – An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” – An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“R” – An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” – An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“NR” – An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” – A “CCC” rating indicates substantial credit risk, with default a real possibility. A “CC” rating indicates very high levels of credit risk. Default of some kind appears probable. “C” ratings signal exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.

“RD” – indicates an issuer that in Fitch ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” – indicates an issuer that in Fitch ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, “CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal; that the issuer has made it clear that it will miss such a payment in the near future or in certain cases, that there has been a distressed exchange. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS. Where this scale is used for preferred securities, the nonpayment of a dividend will only be considered as a “D” if the missed payment constitutes default per the legal documents.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

POST-EFFECTIVE AMENDMENT NO. 25

The Stratton Funds, Inc.

TO REGISTRATION STATEMENT NO. 33-57166

on

Form N-1A

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation

(i)	Articles of Incorporation of Registrant, dated January 5, 1993, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No.’s 33-57166/811-7434), filed on July 29, 1996 (“Post-Effective Amendment No. 5”).

(ii)	Articles Supplementary to Articles of Incorporation, dated December 9, 1997, are incorporated by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 1998 (“Post-Effective Amendment No. 9”).

(b)	By-Laws of Registrant, dated January 15, 1993, are incorporated herein by reference to Exhibit No. 99.2 of Post-Effective Amendment No. 5.

(i)	Amendments to By-Laws of The Stratton Funds, Inc., effective December 10, 2002, are incorporated by reference to Exhibit 23(b)(i) of Post-Effective Amendment No. 14.

(ii)	Amendments to By-Laws of The Stratton Funds, Inc., effective June 17, 2003, are incorporated by reference to Exhibit 23(b)(ii) of Post-Effective Amendment No. 15.

(c)	Instruments Defining Rights of Security Holders

(i)	Specimen certificate for shares of common stock of Stratton Small-Cap Yield Fund is incorporated herein by reference to Exhibit No. 99.4 of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No.’s 33-57166/811-7434), filed on March 12, 1997 (“Post-Effective Amendment No. 6”).

(ii)	Article VII, of the By-Laws, Exhibit No. (b) above, define the rights of security holders.

(d) (i)	Investment Advisory Agreement, dated April 1, 1993, between the Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 99.5 of Post- Effective Amendment No. 5.

(ii)	Investment Advisory Agreement, dated October 31, 2006, between the Registrant and Stratton Management Company, is incorporated by reference to Exhibit No. 23(d)(ii) of Post-Effective Amendment No. 19.

(iii)	Investment Advisory Agreement, dated March 28, 2008, between the Registrant and Stratton Management Company is incorporated by reference to Exhibit No. 23(d)(iii) of Post-Effective Amendment No. 22.

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(e)	Underwriting Agreement, dated December 31, 2000, between Registrant and PFPC Distributors, Inc. is incorporated by reference to Exhibit 23 (e) of Post-Effective Amendment No. 13.

(i)	Amendment to Underwriting Agreement, dated April 30, 2001, is incorporated by reference to Exhibit 23 (e)(i) of Post-Effective Amendment No. 13.

(f)	None.

(g)	Custodian Services Agreement between Registrant and PFPC Trust Company, dated May 1, 2001 is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A (File Nos. 33-57166/811-7434), filed on April 23, 2001 (“Post-Effective Amendment No. 12”).

(i)	Amendment to Custodian Services Agreement, dated May 1, 2001, is incorporated by reference to Exhibit No. 23 (g)(i) of Post-Effective Amendment No. 13.

(h) (i)	Administration Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit No. 99.9 (a) of Post-Effective Amendment No. 6.

(ii)	Shareholder Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit No. 99.9 (b) of Post-Effective Amendment No. 6.

(iii)	Accounting Services Agreement, dated March 31, 1993, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit No. 99.9 (c) of Post-Effective Amendment No. 6.

(iv)	Investment Company Services Agreement, dated December 31, 1997, between Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit No. 99.9(d) of Post-Effective Amendment No. 9.

(a)	Amendment to Investment Company Services Agreement, dated February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(iv)(a) of Post-Effective Amendment No. 12.

(b)	Amendment to Services Agreement, dated April 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23(h)(iv)(b) of Post-Effective Amendment No. 12.

(c)	Anti-Money Laundering and Privacy Amendment dated July 24, 2002 between Registrant and PFPC Inc. is incorporated by reference to Exhibit23(h)(iv)(c) of Post-Effective Amendment No. 14.

(d)	Customer Identification Program Amendment effective October 1, 2003 is incorporated by reference to Exhibit 23(h)(iv)(d) of Post-Effective Amendment No. 15.

(v)	Joint Liability Insurance Agreement, dated August 23, 2009, among Registrant, Stratton Real Estate Fund, Inc. (formerly Stratton Monthly Dividend REIT Shares, Inc.) and Stratton Multi-Cap Fund, Inc. is incorporated herein by reference to Exhibit 28(h)(v) of Post-Effective Amendment No. 24.

(vi)	Joint Insured Bond Agreement, dated June 30, 2009, among Registrant, Stratton Real Estate Fund, Inc. (formerly Stratton Monthly Dividend REIT Shares, Inc.) and Stratton Multi-Cap Fund, Inc. is incorporated herein by reference to Exhibit 28 (h)(vi) of Post-Effective Amendment No. 24.

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(i)	Opinion and Consent of Counsel on the legality of the securities being issued is incorporated herein by reference to Exhibit No. 99.10 of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No.’s 33-57166/811-7434), filed on February 27, 1998 (“Post-Effective Amendment No. 8”).

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Not applicable.

(l)	Letters of Understanding relating to Initial Capital between The Stratton Funds, Inc. and James W. Stratton, Arlene E. Stratton, Carol A. Stratton, John A. Affleck, Gerard E. Heffernan, Frank H. Reichel, III, James Van Dyke Quereau (individually) are incorporated herein by reference to Exhibit No. 99.13 of Post-Effective Amendment No. 6.

(m)	None.

(n)	Not applicable.

(p) (i)	Code of Ethics of Stratton Mutual Funds as revised March 1, 2005 is incorporated herein by reference to Exhibit No. 23(p) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-42379/811-2240), filed on April 26, 2005 (“Post-Effective Amendment No. 17”).

(ii)	Code of Ethics of Stratton Management Company as revised March 1, 2005 is incorporated herein by reference to Exhibit No. 23(p) of Post-Effective Amendment No. 17.

(iii)	Amended and Restated Code of Ethics of Stratton Management Company, dated September 30, 2009, is incorporated herein by reference to Exhibit No. 28 (p)(iii) to Post-Effective Amendment No. 24.

Item 29.	Persons Controlled by or under Common Control with Registrant

See the Prospectus and Statement of Additional Information regarding the Registrant’s control relationships.

Item 30.	Indemnification

Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power to indemnify its directors and officers under certain situations. Article SEVENTH section (a) & (b) of Registrant's Articles of Incorporation, incorporated by reference as Exhibit No. 99.1 of Post-Effective Amendment No. 5, and Article VI, Section 1 of Registrant's By-Laws, as amended, incorporated by reference as Exhibit No. 99.2 of Post-Effective Amendment No. 5, provide for the indemnification of Registrant's directors and officers. Each indemnification must be authorized by the Board of Directors of Registrant by a majority of a quorum consisting of directors who were not parties to the action, suit or proceeding, or by independent legal counsel in a written opinion, or by the shareholders. Notwithstanding the foregoing, Article VI Section 1 (a) of Registrant's By-Laws provides that no director or officer of Registrant shall be indemnified against liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s duties to the corporation.

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In addition, the aforesaid section of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power (a) to purchase and maintain insurance for its directors and officers against any liability asserted against them and incurred by them in that capacity or arising out of their status as such, whether or not Registrant would have the power to indemnify such directors and officers under such statute, and (b) under certain circumstances to pay the reasonable expenses incurred by a director or officer in defending an action, suit or proceeding in advance of the final disposition of the action, suit or proceeding.

Indemnification of Registrant’s Custodian, Transfer Agent, Accounting/Pricing Agent and Administrator against certain stated liabilities is provided for the following documents:

(a)	Section 6 of the Investment Advisory Agreement between the Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 23(d)(iii) of Post Effective Amendment No. 22;

(b)	Section 8 of the Underwriting Agreement between the Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Exhibit No. 23 (e) of Post-Effective Amendment No. 13;

(c)	Section 13 of the Custodian Services Agreement between the Registrant and PFPC Trust Company, is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 12;

(d)	Section 8(d) of Administration Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 99.9.a. of Post-Effective Amendment No. 6;

(e)	Section 24(c) of Shareholder Services Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 99.9.b of Post-Effective Amendment No. 6;

(f)	Section 11(c) of Accounting Services Agreement, between the Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 99.9.c of Post-Effective Amendment No. 6.

Item 31.	Business and Other Connections of Advisor

Stratton Management Company provides investment advisory services consisting of portfolio management for a variety of individuals and institutions, and as of December 31, 2009 had approximately $2.2 billion in assets under management. It presently also acts as investment advisor to two other registered investment companies, Stratton Real Estate Fund, Inc. (formerly, Stratton Monthly Dividend REIT Shares, Inc.) and Stratton Multi-Cap Fund, Inc.

To the knowledge of the Registrant, none of the Directors or executive officers of Stratton Management are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32.	Principal Underwriter

(a) PFPC Distributors, Inc. (the “Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). As of March 15, 2010, the Distributor acted as principal underwriter for the following investment companies:

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Aston Funds

CRM Mutual Fund Trust

E.I.I. Realty Securities Trust

Fairholme Funds, Inc.

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

The Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund, Inc.

Old Westbury Funds

The RBB Fund, Inc.

Stratton Mutual Funds

The Torray Fund

(b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company. The following is a list of the directors and executive officers of the Distributor, none of whom hold positions or offices with the Registrant:

Board of Directors of the Distributor

Name	Position
Nicholas M. Marsini, Jr.	Director
Michael DeNofrio	Director
Steven Turowski	Director
T. Thomas Deck	Director
Dennis J. Westley	Director

Officers of the Distributor

Name	Position
T. Thomas Deck	President and Chief Executive Officer
Bruno DiStefano	Vice President
Susan K. Moscaritolo	Vice President, Secretary and Clerk
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Rita G. Adler	Chief Compliance Officer
Jodi L. Jamison	Chief Legal Officer
Maria C. Schaffer	Controller and Assistant Treasurer
John Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Scott A. Thornton	Assistant Secretary and Assistant Clerk
Dianna A. Stone	Assistant Secretary and Assistant Clerk
Mark Pinocci	Vice President

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(c) No commissions were paid to a principal underwriter by the Fund.

Item 33.	Location of Accounts and Records

All records described in Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by Stratton Management Company, the Fund's Investment Advisor, Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462-1050, except for those maintained by the Fund's Custodian, PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, and PNC Global Investment Servicing, the Fund's Administrator, Transfer, Redemption and Dividend Disbursing Agent, Administrator of its Retirement Plans and Accounting Services Agent, 760 Moore Road, King of Prussia, Pennsylvania, 19406.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings – None

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Plymouth Meeting and the Commonwealth of Pennsylvania on the 30th day of April, 2010.

THE STRATTON FUNDS, INC.
Registrant

/s/ GERALD M. VAN HORN
Gerald M. Van Horn, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement of The Stratton Funds, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ JAMES W. STRATTON James W. Stratton	Chief Executive Officer and Director	April 30, 2010

/s/ BERNARD A. FRANCIS, JR. Bernard A. Francis, Jr.	Director	April 30, 2010

/s/ BRIAN G. PEIRCE Brian G. Peirce	Director	April 30, 2010

/s/ LOIS ROTHENBERGER Lois Rothenberger	Director	April 30, 2010

/s/ FRANK THOMAS Frank Thomas	Director	April 30, 2010

/s/ H. DRAKE WILLIAMS, JR. H. Drake Williams, Jr.	Director	April 30, 2010

/s/ JOEL H. WILSON Joel H. Wilson	Director	April 30, 2010

/s/ HAROLD L. ZUBER, JR. Harold L. Zuber, Jr.	Director	April 30, 2010

/s/ PATRICIA L. SLOAN Patricia L. Sloan	Secretary and Treasurer	April 30, 2010

/s/ GERALD M. VAN HORN Gerald M. Van Horn	President	April 30, 2010

/s/ JAMES A. BEERS James A. Beers	Chief Financial Officer	April 30, 2010

SCHEDULE OF EXHIBITS TO FORM N-1A

The Stratton Funds, Inc.

Exhibit Number	Exhibit

28(j)	Consent of Independent Registered Accounting Firm